Document and Entity Information (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended
Mar. 31, 2012
Document and Entity Information [Abstract]
Document period end date	Mar 31, 2012
Amendment flag	false
Entity registrant name	FRESENIUS MEDICAL CARE AG & Co. KGaA
Entity current reporting status	Yes
Entity voluntary filers	Yes
Entity central index key	0001333141
Document type	6-K
Current fiscal year end date	--12-31
Entity filer category	Large Accelerated Filer
Entity well known seasoned issuer	Yes
Entity common stock shares outstanding	299,673,007
Entity public float	$ 14,697,813
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q1

Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Net revenue:
Dialysis Care Revenue	$ 2,544,059	$ 2,285,316
Valuation Allowances and Reserves, Adjustments	66,859	52,537
Net Dialysis care revenue	2,477,200	2,232,779
Dialysis Products Revenue	771,555	751,072
Net revenue	3,248,755	2,983,851
Costs of revenue:
Dialysis Care Cost of Revenue	1,831,126	1,675,951
Dialysis Products Cost of Revenue	348,120	360,013
Cost of revenues	2,179,246	2,035,964
Gross profit	1,069,509	947,887
Operating expenses:
Selling, general and administrative	552,832	484,236
Research and development	28,522	26,149
Income from equity method investees	(5,497)	(7,582)
Gain on the sale of dialysis clinics	9,314
Operating income	502,966	445,084
Other (income) expense:
Interest income	(20,306)	(10,421)
Interest expense	119,186	81,986
Investment gain	126,685	0
Income before income taxes	530,771	373,519
Income tax expense	137,077	124,404
Net Income	393,694	249,115
Less: Net income attributable to noncontrolling interests	23,196	28,414
Net Income attributable to the Company	$ 370,498	$ 220,701
Basic income per Ordinary share	$ 1.22	$ 0.73
Fully diluted income per Ordinary share	$ 1.21	$ 0.73

Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Consolidated Statements of Comprehensive Income
Net Income	$ 393,694	$ 249,115
(Loss) gain related to cash flow hedges	(4,283)	3,984
Actuarial gains (losses) on defined benefit pension plans	4,373	1,783
(Loss) gain related to foreign currency translation	120,796	118,953
Income tax (expense) benefit related to components of other comprehensive income	(18,981)	(4,151)
Other comprehensive income (loss), net of tax	101,905	120,569
Total comprehensive income	495,599	369,684
Comprehensive income attributable to Noncontrolling interests	24,037	28,682
Comprehensive income attributable to the Company	$ 471,562	$ 341,002

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 580,224	$ 457,292
Trade accounts receivable less allowance for doubtful accounts of $316,384 in 2012 and $299,751 in 2011	3,099,081	2,798,318
Accounts receivable from related parties	132,446	111,008
Inventories	1,023,997	967,496
Prepaid expenses and other current assets	939,876	1,035,366
Deferred tax asset, current	316,973	325,539
Total current assets	6,092,597	5,695,019
Property, plant and equipment, net	2,843,992	2,629,701
Intangible assets	741,432	686,652
Goodwill	11,292,648	9,186,650
Deferred tax asset, non-current	70,988	88,159
Equity Method Investments	637,755	692,025
Other assets	308,576	554,644
Total assets	21,987,988	19,532,850
Current liabilities:
Accounts payable	555,091	541,423
Accounts payable to related parties	104,975	111,226
Accrued expenses and other current liabilities	1,720,933	1,704,273
Short-term borrowings and other financial liabilities	103,663	98,801
Short-term borrowings from related parties	14,698	28,013
Current portion of long-term debt and capital lease obligations	3,106,968	1,589,776
Income tax payable, current	249,126	162,354
Deferred tax liability, current	29,921	26,745
Total current liabilities	5,885,375	4,262,611
Total long-term debt less current maturities	5,583,268	5,494,810
Other liabilities	275,053	236,628
Pension liabilities	300,773	290,493
Income tax payable, non-current	177,001	189,000
Deferred tax liability, non-current	629,166	587,800
Total liabilities	12,850,636	11,061,342
Noncontrolling interests subject to put provisions	501,968	410,491
Company shareholders' equity:
Preferred stock, no par value, 1.00 Euro nominal value, 7,066,522 shares authorized, 3,966,522 issued and outstanding	4,453	4,452
Common stock, no par value, 1.00 Euro nominal value, 385,396,450 shares authorized, 300,254,024 issued and outstanding	371,766	371,649
Additional paid-in capital	3,342,983	3,362,633
Retained earnings	5,019,083	4,648,585
Accumulated other comprehensive (loss)	(384,703)	(485,767)
Total Company shareholders' equity	8,353,582	7,901,552
Noncontrolling interests not subject to put provisions	281,802	159,465
Total equity	8,635,384	8,061,017
Total liabilities and equity	$ 21,987,988	$ 19,532,850

Consolidated Balance Sheets (Parentheticals) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 EUR (€)	Dec. 31, 2011 USD ($)
Consolidated Balance Sheets
Trade accounts receivable allowance for doubtful accounts	$ 316,384		$ 299,751
Preference shares, no par value (in Euros)		€ 1
Preferred stock authorized	7,066,522	7,066,522
Preferred stock issued	3,966,522	3,966,522
Preferred stock outstanding	3,966,522	3,966,522
Common stock no par value (in Euros)		€ 1
Common stock authorized	385,396,450	385,396,450
Common stock issued	300,254,024	300,254,024
Common stock outstanding	300,254,024	300,254,024

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Operating Activities:
Net Income	$ 393,694	$ 249,115
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	143,374	135,984
Change in deferred taxes, net	27,838	32,427
(Gain) loss on sale of investments	(9,331)	(35)
(Gain) loss on sale of fixed assets	582	(572)
Stock Option Compensation Expense	6,546	7,132
Cash outflow from hedging	(15,578)	(57,111)
Investment gain	126,685	0
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	(104,401)	(182,407)
Inventories, net	(28,852)	(73,393)
Prepaid expenses, other current and non-current assets	133,435	13,251
Accounts receivable, related parties	(16,359)	(84)
Accounts payable, related parties	(9,759)	(4,546)
Accounts payable, accrued expenses and other current and non-current liabilities	30,552	32,913
Income tax payable	18,199	22,645
Dividend income from equity method investees	37,922	0
Net cash provided by (used in) operating activities	481,177	175,319
Investing Activities:
Purchases of property, plant and equipment	(124,418)	(117,166)
Proceeds from sale of property, plant and equipment	1,849	4,006
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	(1,702,802)	(338,792)
Proceeds from divestitures	176,721	0
Net cash (used in) provided by investing activities	(1,648,650)	(451,952)
Financing Activities:
Proceeds from short-term borrowings and other financial liabilities	29,868	49,416
Repayments of short-term borrowings and other financial liabilities	(39,171)	(64,502)
Proceeds from short-term borrowings from related parties	0	24,487
Repayments of short-term borrowings from related parties	(13,894)	0
Proceeds from long-term debt and capital lease obligations (net of debt issuance costs of $123,140 in 2011 and $31,239 in 2010)	1,704,748	992,413
Repayments of long-term debt and capital lease obligations	(41,573)	(116,007)
Increase (decrease) of accounts receivable securitization program	(333,250)	(510,000)
Proceeds from exercise of stock options	4,354	1,821
Distributions to noncontrolling interests	(32,366)	(25,052)
Contributions from noncontrolling interests	5,350	3,939
Net cash (used in) provided by financing activities	1,284,066	356,515
Effect of exchange rate changes on cash and cash equivalents	6,339	16,903
Cash and Cash Equivalents:
Net (decrease) in cash and cash equivalents	122,932	96,785
Cash and cash equivalents at beginning of period	457,292	522,870
Cash and cash equivalents at end of period	$ 580,224	$ 619,655

Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Preferred Stock, No par value [Member]	Common Stock, No par value [Member]	Additional paid in capital [Member]	Retained earnings [Member]	Accumulated other comprehensive income (loss) [Member]	Total FMC-AG and Co. KGaA [Member]	Noncontrolling interests not subject to put provisions [Member]
Shareholders equity at Dec. 31, 2010	$ 7,523,911	$ 4,440	$ 369,002	$ 3,339,781	$ 3,858,080	$ (194,045)	$ 7,377,258	$ 146,653
Shares issued at Dec. 31, 2010		3,957,168	298,279,001
Proceeds from exercise of options and related tax effects	88,546	12	2,647	85,887			88,546
Shares from exercise of options and related tax effects		8,523	1,885,921
Compensation expense related to stock options	29,071			29,071			29,071
Dividends paid	280,649				280,649		280,649	0
Purchase (sale) of noncontrolling interests	3,789			(5,873)			(5,873)	9,662
Cash contributions from noncontrolling interests	59,066							59,066
Changes in fair value of noncontrolling interests	(86,233)			(86,233)			(86,233)
Comprehensive income (loss)
Net Income	1,134,405				1,071,154		1,071,154	63,251
Other comprehensive income (loss) - net	(292,757)					(291,722)	(291,722)	(1,035)
Total comprehensive income	841,648						779,432	62,216
Shareholders equity at Dec. 31, 2011	8,061,017	4,452	371,649	3,362,633	4,648,585	(485,767)	7,901,552	159,465
Shares issued at Dec. 31, 2011		3,965,691	300,164,922
Proceeds from exercise of options and related tax effects	4,069	1	117	3,951			4,069
Shares from exercise of options and related tax effects		831	89,102
Compensation expense related to stock options	6,546			6,546			6,546
Dividends paid	0				0		0	0
Purchase (sale) of noncontrolling interests	131,156			2,083			2,083	129,073
Cash contributions from noncontrolling interests	17,380							17,380
Changes in fair value of noncontrolling interests	(32,230)			(32,230)			(32,230)
Comprehensive income (loss)
Net Income	380,510				370,498		370,498	10,012
Other comprehensive income (loss) - net	101,696					101,064	101,064	632
Total comprehensive income	482,206						471,562	10,644
Shareholders equity at Mar. 31, 2012	$ 8,635,384	$ 4,453	$ 371,766	$ 3,342,983	$ 5,019,083	$ (384,703)	$ 8,353,582	$ 281,802
Shares issued at Mar. 31, 2012		3,966,522	300,254,024

The Company, Basis of Presentation, Healthcare Reform and Summary of Significant Accounting Policies	3 Months Ended
Mar. 31, 2012
Notes to Consolidated Financial Statements [Abstract]
The Company and Basis of Presentation

1. The Company and Basis of Presentation

The Company

Fresenius Medical Care AG & Co. KGaA (“FMC-AG & Co. KGaA” or the “Company”), a German partnership limited by shares (Kommanditgesellschaft auf Aktien), is the world's largest kidney dialysis company, operating in both the field of dialysis services and the field of dialysis products for the treatment of end-stage renal disease (“ESRD”). The Company's dialysis business is vertically integrated, providing dialysis treatment at dialysis clinics it owns or operates and supplying these clinics with a broad range of products. In addition, the Company sells dialysis products to other dialysis service providers. In the United States, the Company also provides inpatient dialysis services and other services under contract to hospitals.

In this report, “FMC-AG & Co. KGaA,” or the “Company,” “we,” “us” or “our” refers to the Company or the Company and its subsidiaries on a consolidated basis, as the context requires.

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The consolidated financial statements at March 31, 2012 and for the three-month periods ended March 31, 2012 and 2011 contained in this report are unaudited and should be read in conjunction with the consolidated financial statements contained in the Company's 2011 Annual Report on Form 20-F. The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Such financial statements reflect all adjustments that, in the opinion of management, are necessary for a fair presentation of the results of the periods presented. All such adjustments are of a normal recurring nature.

The accounting policies applied in the accompanying consolidated financial statements are the same as those applied in the consolidated financial statements as at and for the year ended December 31, 2011, contained in the Company's 2011 Annual Report on Form 20-F, unless indicated otherwise.

The results of operations for the three-month period ended March 31, 2012 are not necessarily indicative of the results of operations for the year ending December 31, 2012.

Certain items in the prior periods's comparative consolidated financial statements have been reclassified to conform to the current period's presentation. Bad debt expense in the amount of $52,537 was reclassified from selling general and administrative (“SG&A”) to revenue as a result of adoption of Accounting Standards Update 2011-07 as noted below. Freight expense in the amount of $34,675 was reclassified from SG&A to cost of revenue to harmonize the presentation for all business segments.

Recently Adopted Accounting Pronouncements

In July 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2011-07 (“ASU 2011-07”), Health Care Entities (Topic 954): Presentation and Disclosure of Patient Service Revenue, Provision for Bad Debts and the Allowance for Doubtful Accounts for Certain Health Care Entities in order to provide financial statement users with greater transparency about a healthcare entity's net patient service revenue and the related allowance for doubtful accounts. The amendments require healthcare entities that recognize significant amounts of patient service revenue at the time the services are rendered even though they do not assess the patient's ability to pay to present the provision for bad debts related to patient service revenue as a deduction from patient service revenue (net of contractual allowances and discounts) on their statement of operations. The provision for bad debts must be reclassified from an operating expense to a deduction from patient service revenue. Additionally, these healthcare entities are required to provide enhanced disclosures about their policies for recognizing revenue and assessing bad debts. The amendments also require disclosures of patient service revenue (net of contractual allowances and discounts) as well as qualitative and quantitative information about changes in the allowance for doubtful accounts.

For public entities, the disclosures required under ASU 2011-07 are effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2011, with early adoption permitted. The amendments to the presentation of the provision for bad debts related to patient service revenue in the statement of operations should be applied retrospectively to all prior periods presented. The Company adopted the provisions of ASU 2011-07 as of January 1, 2012 and has restated the financial results of 2011, accordingly.

In June 2011, the FASB issued Accounting Standard Update 2011-05 (“ASU 2011-05”), Comprehensive Income (Topic 220): Presentation of Comprehensive Income. In December 2011 the FASB issued Accounting Standard Update 2011-12 (“ASU 2011-12”), Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05. ASU 2011-12 defers certain income and other comprehensive income statement presentation requirements noted in ASU 2011-05. ASU 2011-05 still requires that all components of comprehensive income be presented either in a single continuous statement of comprehensive income or in two separate but continuous statements. In the two statement approach, the first statement should present total net income and its components followed consecutively by a second statement presenting total other comprehensive income, the components of other comprehensive income and total of comprehensive income. Additionally, the requirement for adjustments to the components and their related tax effects to be presented on the face of the statement in which the components of other comprehensive income are presented or in the notes to the financial statements remains for year-end disclosure.

The disclosures required are retrospective and are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011, with early adoption permitted. As we currently present two separate but continuous statements of net income and comprehensive income, we are in compliance with presentation of Comprehensive Income (Topic 220): Presentation of Comprehensive Income.

Acquisition of Liberty Dialysis Holdings	3 Months Ended
Mar. 31, 2012
Notes to Consolidated Financial Statements [Abstract]
Acquisition of Liberty Dialysis Holdings [Text Block]

2. Acquisition of Liberty Dialysis Holdings

On February 28, 2012, the Company acquired 100% of the equity of Liberty Dialysis Holdings, Inc. (“LD Holdings”), the owner of Liberty Dialysis and owner of a 51% stake in Renal Advantage Partners, LLC (the “Liberty Acquisition”) and accounted for this transaction as a business combination, subject to finalization of the acquisition accounting which will be finalized when certain information arranged to be obtained has been received. LD Holdings mainly provides dialysis services in the United States through the 263 clinics it owns (the “Acquired Clinics”). As the Company expressly discloses in the Form 20-F (see Item 4B, “Information on the Company – Business Overview – Our Strategy and Competitive Strengths,”) it is part of the Company's stated strategy to expand and complement its existing business through acquisitions. Generally, these acquisitions do not change the Company's business model and are easy to integrate without disruption to its existing business, requiring little or no realignment of its structures. The Liberty Acquisition is consistent in this regard as it involves the acquisition of dialysis clinics, a business in which the Company is already engaged and, therefore, merely supplements its existing business.

Total consideration for the Liberty Acquisition was $2,161,438, consisting of $1.692.645 cash, net of cash acquired and $468,793 non-cash consideration. Accounting standards for business combinations require previously held equity interests to be fair valued with the difference to book value to be recognized as a gain or loss in income. Prior to the Liberty Acquisition, the Company had a 49% equity investment in Renal Advantage Partners, LLC, the fair value of which, $189,000, is included as non-cash consideration. The estimated fair value has been determined based on the discounted cash flow method, utilizing an approximately 13% discount rate. In addition to the Company's investment, it also had a loan receivable of $279,793 from Renal Advantage Partners, LLC which was retired as part of the transaction. This retirement is also considered non-cash consideration bringing the total non-cash consideration in the Liberty Acquisition to $468,793.

The following table summarizes the estimated fair values of assets acquired and liabilities assumed at the date of the acquisition. This preliminary acquisition accounting is based upon the best information available to management. Any adjustments to the acquisition accounting, net of related income tax effects, will be recorded with a corresponding adjustment to goodwill:

Assets held for sale	$153,259
Trade accounts receivable	155,242
Other current assets	34,501
Property, plant and equipment	180,600
Intangible assets and other assets	90,411
Goodwill	2,032,213
Accounts payable, accrued expenses and other current liabilities	(143,313)
Income tax payable and deferred taxes	(64,696)
Short-term borrowings and other financial liabilities and long-term debt and capital lease obligations	(58,079)
Other liabilities	(34,800)
Noncontrolling interests (subject and not subject to put provisions)	(183,900)

Total acquisition cost	$2,161,438

Less, at fair value, non-cash contributions
Investment at acquisition date	(189,000)
Long-term Notes Receivable	(279,793)
Total non-cash items	(468,793)

Net Cash paid	$1,692,645

It is currently estimated that amortizable intangible assets acquired in this acquisition will have weighted average useful lives of 6-8 years.

Goodwill, in the amount of $2,032,213 was acquired as part of the Liberty Acquisition and is allocated to the Segment North America. Goodwill is an asset representing the future economic benefits arising from other assets acquired in a business combination that are not individually identified and separately recognized. Goodwill arises principally due to the fair value placed on acquiring an established stream of future cash flows versus building a similar franchise. Of the goodwill recognized in this acquisition, approximately $436,000 is expected to be deductible for tax purposes and amortized over a 15 year period.

The noncontrolling interests acquired as part of the acquisition are stated at estimated fair value, subject to finalization of the acquisition accounting, based upon utilized implied multiples used in conjunction with the Liberty Acquisition, as well as the Company's overall experience and contractual multiples typical for such arrangements.

Liberty's incremental operating results, including acquisition related costs of $15,812 and a benefit from the retirement of the loan receivable discussed below, are included in the Company's consolidated financial statements effective February 29, 2012 and consist of the following:

Net revenues	$82,945
Operating Income	$4,393
Net Income (loss) attributable to shareholders of FMC-AG & Co. KGaA	$(2,831)

The fair valuation of the Company's investment at the time of the Liberty Acquisition resulted in a non-taxable gain of approximately $126,685 and is presented in the separate line item “Investment Gain” in the Consolidated Statement of Income. The retirement of the loan receivable resulted in a benefit of $5,500 which was recognized in interest income.

Divestitures

In accordance with a consent order issued by the United States Federal Trade Commission in connection with its clearance of the Liberty Acquisition, the Company was required to divest 62 clinics. In March 2012, 49 clinics were sold of which 15 were legacy clinics. The remaining 13 clinics are expected to be sold during 2012 and 2013 once the necessary approvals for change of ownership by state regulatory authorities have been obtained.

The Company received cash consideration of $176,350 for all centers divested. Due to a basis difference, the sale of the legacy clinics resulted in a pre-tax gain of approximately $9,257 which is recorded in the line item “Gain on sale of dialysis clinics” in the Consolidated Statement of Income. The Company incurred an income tax expense related to the sale of the legacy clinics of approximately $6,600 which is appropriately included in the line item “Income tax expense” in the Consolidated Statement of Income, resulting in a net gain of $2,657. The sale of 34 Acquired Clinics did not have any profit or loss impact for the Company.

Patient Service Revenue	3 Months Ended
Mar. 31, 2012
Notes to Consolidated Financial Statements [Abstract]
Patient Service Revenue Text Block 1

3. Bad Debt Provision and Allowance for Doubtful Accounts

  Bad Debt Provision

  Dialysis Care Revenues before provisions for doubtful accounts consist primarily of patient service revenues, which are recorded based upon established contractual rates with third party payors, during the period the health care services are provided. Third-party payors include federal and state agencies (under the Medicare and Medicaid programs), managed care health plans and commercial insurance companies. Estimates of contractual allowances under managed care health plans and commercial insurance companies are based upon the payment terms applicable to the related contractual agreements and historical payment patterns.

  Based on historical collection experience, a significant portion of net patient service revenues related to patients without adequate insurance coverage, patient co-payments and deductibles for patients who have third party health care coverage are ultimately uncollectible. For this reason a provision for doubtful accounts related to the uninsured portion of patient accounts is recorded to adjust net patient service revenue and related accounts receivable to estimated net collectible amounts.

  Allowance for Doubtful Accounts

Accounts Receivables are reduced by an allowance for doubtful accounts to reduce the carrying value of such receivables to their estimated net realizable value. The sufficiency of the allowance for doubtful accounts is estimated based upon management's detailed periodic assessment of historical write-offs and recoveries by major payor groups, trends in federal, state and private employer health care coverage and other collection trends. A significant portion of the allowance for doubtful accounts relate to amounts due directly from patients without adequate insurance coverage, patient co-payment and deductible amounts from patients who have health care coverage. Although outcomes vary, the Company attempts to collect amounts due from all patients, including co-payments and deductibles due from patients with insurance. Account balances are written off and deducted from the allowance for doubtful accounts after all reasonable collection efforts have been performed. Additions to the allowance for doubtful accounts are made by means of the provision for doubtful accounts. The amount of the provision for doubtful accounts is based upon management's historical collection experience and expected net collections from net patient service revenue during the period.

	For the three months ended March 31,
	2012	2011

Medicare ESRD program	$923,625	$895,232
Private/alternative payors	857,306	736,124
Medicaid and other government sources	103,570	51,511
Hospitals	99,742	99,133
Total patient service revenue	$1,984,243	$1,782,000

Related Party Transactions	3 Months Ended
Mar. 31, 2012
Notes to Consolidated Financial Statements [Abstract]
Related Party Transactions

4. Related Party Transactions

The Company's parent, Fresenius SE & Co. KGaA, is a German partnership limited by shares resulting from the change of legal form effective January 28, 2011, of Fresenius SE, a European Company (Societas Europaea), and which, prior to July 13, 2007, was called Fresenius AG, a German stock corporation. In these Consolidated Financial Statements, Fresenius SE refers to that company as a partnership limited by shares, effective on and after January 28, 2011, as well as both before and after the conversion of Fresenius AG from a stock corporation into a European Company. Fresenius SE owns 100% of the share capital of Fresenius Medical Care Management AG, the Company's general partner (“General Partner”). From November 16, 2011 until March 31, 2012, 3,500 million ordinary shares were purchased by Fresenius SE. Fresenius SE is the Company's largest shareholder owning approximately 31.4% of the Company's voting shares as of March 31, 2012.

a)       Service and Lease Agreements

The Company is party to service agreements with Fresenius SE and certain of its affiliates (collectively the “Fresenius SE Companies”) to receive services, including, but not limited to: administrative services, management information services, employee benefit administration, insurance, information technology services, tax services and treasury management services. During the three-month periods ended March 31, 2012 and 2011, amounts charged by Fresenius SE to the Company under the terms of these agreements were $17,299 and $17,308, respectively. The Company also provides certain services to the Fresenius SE Companies, including research and development, central purchasing and warehousing. The Company charged $1,625 and $1,468 for services rendered to the Fresenius SE Companies during the first three months of 2012 and 2011 respectively.

Under real estate operating lease agreements entered into with the Fresenius SE Companies, which are leases for the corporate headquarters in Bad Homburg, Germany and production sites in Schweinfurt and St. Wendel, Germany, the Company paid the Fresenius SE Companies $6,348 and $6,274 during the three-month periods ended March 31, 2012 and 2011, respectively. The majority of the leases expire in 2016 and contain renewal options.

The Company's Articles of Association provide that the General Partner shall be reimbursed for any and all expenses in connection with management of the Company's business, including remuneration of the members of the General Partner's supervisory board and the General Partner's management board. The aggregate amount reimbursed to the General Partner was $3,035 and $3,861, respectively, for its management services during the three-month periods ended March 31, 2012 and 2011.

b)       Products

For the first three months of 2012 and 2011, the Company sold products to the Fresenius SE Companies for $5,919 and $4,588 respectively. During the same periods, the Company made purchases from the Fresenius SE Companies in the amount of $11,835 and $12,454, respectively.

Also, the Company has entered into agreements to provide renal products and pharmaceutical supplies to equity method investees. Under these agreements, the Company sold $655 of products to equity method investees during the first three months of 2012.

In addition to the purchases noted above, the Company currently purchases heparin supplied by APP Pharmaceuticals Inc. (“APP Inc.”), through an independent group purchasing organization (“GPO”). APP Inc. is wholly-owned by Fresenius Kabi AG, a wholly-owned subsidiary of Fresenius SE. The Company has no direct supply agreement with APP Inc. and does not submit purchase orders directly to APP Inc. During the three-month periods ended March 31, 2012 and 2011, Fresenius Medical Care Holdings, Inc. (“FMCH”) acquired approximately $4,269 and $6,415, respectively, of heparin from APP Inc. through the GPO contract, which was negotiated by the GPO at arm's length on behalf of all members of the GPO.

c)       Financing Provided by and to Fresenius SE and the General Partner

As of March 31, 2012, the Company had borrowings outstanding with Fresenius SE of €8,300 ($11,085 as of March 31, 2012) at an interest rate of 1.544%, due on April 30, 2012.

As of March 31, 2012, the Company had a loan of CNY 10,000 ($1,588 as of March 31, 2012) outstanding with a subsidiary of Fresenius SE at an interest rate of 6.65%, due on April 14, 2013.

On August 19, 2009, the Company borrowed €1,500 ($2,003 as of March 31, 2012) from the General Partner at 1.335%. The loan repayment, originally due on August 19, 2010, was originally extended until August 19, 2011 and has been further extended until August 20, 2012 at an interest rate of 3.328%.

Inventories	3 Months Ended
Mar. 31, 2012
Notes to Consolidated Financial Statements [Abstract]
Inventories

5. Inventories

As of March 31, 2012 and December 31, 2011, inventories consisted of the following:

	March 31, 2012	December 31, 2011
Finished goods	$634,623	$610,569
Raw materials and purchased components	180,514	163,030
Health care supplies	134,821	133,769
Work in process	74,039	60,128
Inventories	$1,023,997	$967,496

Long-term Debt and Capital Lease Obligations	3 Months Ended
Mar. 31, 2012
Notes to Consolidated Financial Statements [Abstract]
Long-term Debt and Capital Lease Obligations

7. Long-term Debt and Capital Lease Obligations

As of March 31, 2012 and December 31, 2011, long-term debt and capital lease obligations consisted of the following:

	March 31, 2012	December 31, 2011

Amended 2006 Senior Credit Agreement	$2,772,680	$2,795,589
Senior Notes	4,761,382	2,883,009
Euro Notes	267,120	258,780
European Investment Bank Agreements	351,602	345,764
Accounts receivable facility	201,250	534,500
Capital lease obligations	17,204	17,993
Other	318,998	248,951
	8,690,236	7,084,586
Less current maturities	(3,106,968)	(1,589,776)
	$5,583,268	$5,494,810

Amended 2006 Senior Credit Agreement

The following table shows the available and outstanding amounts under the Amended 2006 Senior Credit Agreement at March 31, 2012 and December 31, 2011:

	Maximum Amount Available		Balance Outstanding

	March 31, 2012	December 31, 2011	March 31, 2012	December 31, 2011

Revolving Credit	$1,200,000	$1,200,000	$70,097	$58,970
Term Loan A	1,185,000	1,215,000	1,185,000	1,215,000
Term Loan B	1,517,583	1,521,619	1,517,583	1,521,619
	$3,902,583	$3,936,619	$2,772,680	$2,795,589

In addition, at March 31, 2012 and December 31, 2011, the Company had letters of credit outstanding in the amount of $160,984 and $180,766, respectively, which are not included above as part of the balance outstanding at those dates but which reduce available borrowings under the revolving credit facility.

Senior Notes

Senior Notes Issued January 2012

On January 26, 2012, Fresenius Medical Care US Finance II, Inc. (“US Finance II”), a wholly-owned subsidiary of the Company, issued $800,000 aggregate principal amount of senior unsecured notes with a coupon of 5 5/8% (the “5 5/8% Senior Notes”) at par and $700,000 aggregate principal amount of senior unsecured notes with a coupon of 5 7/8% (the “5 7/8% Senior Notes”) at par (together, the “Dollar-denominated Senior Notes”). In addition, FMC Finance VIII S.A. (“Finance VIII”), a wholly-owned subsidiary of the Company, issued €250,000 aggregate principal amount ($328,625 at date of issuance) of senior unsecured notes with a coupon of 5.25% (the “5.25% Euro-denominated Senior Notes”) at par. Both the 5 5/8% Senior Notes and the 5.25% Euro-denominated Senior Notes are due July 31, 2019 while the 5 7/8% Senior Notes are due January 31, 2022. US Finance II and Finance VIII may redeem the Dollar-denominated Senior Notes and 5.25% Euro-denominated Senior Notes, respectively, at any time at 100% of principal plus accrued interest and a premium calculated pursuant to the terms of the applicable indenture. The holders of the Dollar-denominated Senior Notes and the 5.25% Euro-denominated Senior Notes have a right to request that the respective issuers of the notes repurchase the applicable issue of notes at 101% of principal plus accrued interest upon the occurrence of a change of control of the Company followed by a decline in the rating of the respective notes. The Company used the net proceeds of approximately $1,807,139 for acquisitions, including the acquisition of Liberty Dialysis Holdings, Inc., which closed on February 28, 2012, to refinance indebtedness and for general corporate purposes. The Dollar-denominated Senior Notes and the 5.25% Euro-denominated Senior Notes are guaranteed on a senior basis jointly and severally by the Company, Fresenius Medical Care Holdings, Inc. (“FMCH”) and Fresenius Medical Care Deutschland GmbH (“D-GmbH”) (together, the “Guarantor Subsidiaries”).

Short-Term Borrowings and Other Financial Liabilities, and Short-Term Borrowings from Related Parties	3 Months Ended
Mar. 31, 2012
Notes to Consolidated Financial Statements [Abstract]
Short-Term Borrowings and Other Financial Liabilities, and Short-Term Borrowings from Related Parties

6. Short-Term Borrowings, Other Financial Liabilities and Short-Term Borrowings from Related Parties

As of March 31, 2012 and December 31, 2011, short-term borrowings, other financial liabilities and short-term borrowings from related parties consisted of the following:

	March 31, 2012	December 31, 2011
Borrowings under lines of credit	$98,386	$91,899
Other financial liabilities	5,277	6,902
Short-term borrowings and other financial liabilities	103,663	98,801
Short-term borrowings from related parties (see Note 4.c.)	14,698	28,013
Short-term borrowings, Other financial liabilities and Short-term borrowings from related parties	$118,361	$126,814

Earnings Per Share	3 Months Ended
Mar. 31, 2012
Notes to Consolidated Financial Statements [Abstract]
Earnings Per Share

8. Earnings Per Share

The following table contains reconciliations of the numerators and denominators of the basic and diluted earnings per share computations for the three-month periods ended March 31, 2012 and 2011:

	For the three months ended March 31,

	2012	2011
Numerators:
Net income attributable to shareholders of FMC-AG & Co. KGaA	$370,498	$220,701
less:
Dividend preference on Preference shares	26	27
Income available to all classes of shares	$370,472	$220,674

Denominators:
Weighted average number of:
Ordinary shares outstanding	300,205,126	298,292,972
Preference shares outstanding	3,966,001	3,957,435
Total weighted average shares outstanding	304,171,127	302,250,407
Potentially dilutive Ordinary shares	2,423,102	1,950,556
Potentially dilutive Preference shares	19,063	20,394
Total weighted average Ordinary shares outstanding assuming dilution	302,628,228	300,243,528
Total weighted average Preference shares outstanding assuming dilution	3,985,064	3,977,829

Basic income per Ordinary share	$1.22	$0.73
Plus preference per Preference shares	0.00	0.01
Basic income per Preference share	$1.22	$0.74

Fully diluted income per Ordinary share	$1.21	$0.73
Plus preference per Preference shares	0.00	0.00
Fully diluted income per Preference share	$1.21	$0.73

Employee Benefit Plans	3 Months Ended
Mar. 31, 2012
Notes to Consolidated Financial Statements [Abstract]
Employee Benefit Plans

9. Employee Benefit Plans

The Company currently has two principal pension plans, one for German employees, the other covering employees in the United States, the latter of which was curtailed in 2002. Plan benefits are generally based on years of service and final salary. As there is no legal requirement in Germany to fund defined benefit plans, the Company's pension obligations in Germany are unfunded. Each year FMCH, a wholly-owned subsidiary of the Company and its principal North American subsidiary, contributes to the plan covering United States employees at least the minimum required by the Employee Retirement Income Security Act of 1974, as amended.

The following table provides the calculations of net periodic benefit cost for the three-month periods ended March 31, 2012 and 2011.

	Three months ended March 31,

	2012	2011
Components of net periodic benefit cost:
Service cost	$2,692	$2,622
Interest cost	6,492	6,036
Expected return on plan assets	(3,825)	(4,275)
Amortization of unrealized losses	4,373	1,800
Net periodic benefit costs	$9,732	$6,183

Noncontrolling Interests Subject to Put Provisions	3 Months Ended
Mar. 31, 2012
Notes to Consolidated Financial Statements [Abstract]
Noncontrolling Interests Subject to Put Provisions

10. Noncontrolling Interests Subject to Put Provisions

The Company has potential obligations to purchase the noncontrolling interests held by third parties in certain of its consolidated subsidiaries. These obligations are in the form of put provisions and are exercisable at the third-party owners' discretion within specified periods as outlined in each specific put provision. If these put provisions were exercised, the Company would be required to purchase all or part of third-party owners' noncontrolling interests at the appraised fair value at the time of exercise. The methodology the Company uses to estimate the fair values of the noncontrolling interest subject to put provisions assumes the greater of net book value or a multiple of earnings, based on historical earnings, development stage of the underlying business and other factors. The estimated fair values of the noncontrolling interests subject to these put provisions can also fluctuate and the implicit multiple of earnings at which these noncontrolling interest obligations may ultimately be settled could vary significantly from our current estimates depending upon market conditions.

As of March 31, 2012 and December 31, 2011 the Company's potential obligations under these put options are $501,968 and $410,491, respectively, of which, at March 31, 2012, $144,226 were exercisable. No options were exercised during the first three months of 2012.

Following is a roll forward of noncontrolling interests subject to put provisions for the three months ended March 31, 2012 and the year ended December 31, 2011:

	March 31, 2012	December 31, 2011

Beginning balance as of January 1, 2012 and 2011	$410,491	$279,709
Dividends paid	(11,390)	(43,104)
Purchase/ sale of noncontrolling interests	54,611	37,786
Contributions from noncontrolling interests	2,633	7,222
Changes in fair value of noncontrolling interests	32,230	86,233
Net income	13,184	42,857
Other comprehensive income (loss)	209	(212)
Ending balance as of March 31, 2012 and December 31, 2011	$501,968	$410,491

Commitments and Contingencies	3 Months Ended
Mar. 31, 2012
Notes to Consolidated Financial Statements [Abstract]
Commitments and Contingencies

11. Commitments and Contingencies

Legal Proceedings

The Company is routinely involved in numerous claims, lawsuits, regulatory and tax audits, investigations and other legal matters arising, for the most part, in the ordinary course of its business of providing healthcare services and products. Legal matters that the Company currently deems to be material are described below. For the matters described below in which the Company believes a loss is both reasonably possible and estimable, an estimate of the loss or range of loss exposure is provided. For the other matters described below, the Company believes that the loss probability is remote and/or the loss or range of possible losses cannot be reasonably estimated at this time. The outcome of litigation and other legal matters is always difficult to predict accurately and outcomes that are not consistent with the Company's view of the merits can occur. The Company believes that it has valid defenses to the legal matters pending against it and is defending itself vigorously. Nevertheless, it is possible that the resolution of one or more of the legal matters currently pending or threatened could have a material adverse effect on its business, results of operations and financial condition.

Commercial Litigation

The Company was originally formed as a result of a series of transactions it completed pursuant to the Agreement and Plan of Reorganization dated as of February 4, 1996, by and between W.R. Grace & Co. and Fresenius SE (the "Merger"). At the time of the Merger, a W.R. Grace & Co. subsidiary known as W.R. Grace & Co.-Conn. had, and continues to have, significant liabilities arising out of product-liability related litigation (including asbestos-related actions), pre-Merger tax claims and other claims unrelated to National Medical Care, Inc. (“NMC”), which was W.R. Grace & Co.'s dialysis business prior to the Merger. In connection with the Merger, W.R. Grace & Co.-Conn. agreed to indemnify the Company, FMCH, and NMC against all liabilities of W.R. Grace & Co., whether relating to events occurring before or after the Merger, other than liabilities arising from or relating to NMC's operations. W.R. Grace & Co. and certain of its subsidiaries filed for reorganization under Chapter 11 of the U.S. Bankruptcy Code (the “Grace Chapter 11 Proceedings”) on April 2, 2001.

Prior to and after the commencement of the Grace Chapter 11 Proceedings, class action complaints were filed against W.R. Grace & Co. and FMCH by plaintiffs claiming to be creditors of W.R. Grace & Co.-Conn., and by the asbestos creditors' committees on behalf of the W.R. Grace & Co. bankruptcy estate in the Grace Chapter 11 Proceedings, alleging among other things that the Merger was a fraudulent conveyance, violated the uniform fraudulent transfer act and constituted a conspiracy. All such cases have been stayed and transferred to or are pending before the U.S. District Court as part of the Grace Chapter 11 Proceedings.

In 2003, the Company reached agreement with the asbestos creditors' committees on behalf of the W.R. Grace & Co. bankruptcy estate and W.R. Grace & Co. in the matters pending in the Grace Chapter 11 Proceedings for the settlement of all fraudulent conveyance and tax claims against it and other claims related to the Company that arise out of the bankruptcy of W.R. Grace & Co. Under the terms of the settlement agreement as amended (the “Settlement Agreement”), fraudulent conveyance and other claims raised on behalf of asbestos claimants will be dismissed with prejudice and the Company will receive protection against existing and potential future W.R. Grace & Co. related claims, including fraudulent conveyance and asbestos claims, and indemnification against income tax claims related to the non-NMC members of the W.R. Grace & Co. consolidated tax group upon confirmation of a W.R. Grace & Co. bankruptcy reorganization plan that contains such provisions. Under the Settlement Agreement, the Company will pay a total of $115,000 without interest to the W.R. Grace & Co. bankruptcy estate, or as otherwise directed by the Court, upon plan confirmation. No admission of liability has been or will be made. The Settlement Agreement has been approved by the U.S. District Court In January and February 2011, the U.S. Bankruptcy Court entered orders confirming the joint plan of reorganization and the confirmation orders were affirmed by the U.S. District Court on January 31, 2012.

Subsequent to the Merger, W.R. Grace & Co. was involved in a multi-step transaction involving Sealed Air Corporation (“Sealed Air,” formerly known as Grace Holding, Inc.). The Company is engaged in litigation with Sealed Air to confirm its entitlement to indemnification from Sealed Air for all losses and expenses incurred by the Company relating to pre-Merger tax liabilities and Merger-related claims. Under the Settlement Agreement, upon final confirmation of a plan of reorganization that satisfies the conditions of the Company's payment obligation, this litigation will be dismissed with prejudice.

On April 4, 2003, FMCH filed a suit in the U. S. District Court for the Northern District of California, styled Fresenius USA, Inc., et al., v. Baxter International Inc., et al., Case No. C 03-1431, seeking a declaratory judgment that FMCH does not infringe patents held by Baxter International Inc. and its subsidiaries and affiliates (“Baxter”), that the patents are invalid, and that Baxter is without right or authority to threaten or maintain suit against FMCH for alleged infringement of Baxter's patents. In general, the asserted patents concern the use of touch screen interfaces for hemodialysis machines. Baxter filed counterclaims against FMCH seeking more than $140,000 in monetary damages and injunctive relief, and alleging that FMCH willfully infringed on Baxter's patents. On July 17, 2006, the court entered judgment on a jury verdict in favor of FMCH finding all the asserted claims of the Baxter patents invalid as obvious and/or anticipated in light of prior art.

On February 13, 2007, the court granted Baxter's motion to set aside the jury's verdict in favor of FMCH and reinstated the patents and entered judgment of infringement. Following a trial on damages, the court entered judgment on November 6, 2007 in favor of Baxter on a jury award of $14,300. On April 4, 2008, the court denied Baxter's motion for a new trial, established a royalty payable to Baxter of 10% of the sales price for continuing sales of FMCH's 2008K hemodialysis machines and 7% of the sales price of related disposables, parts and service beginning November 7, 2007, and enjoined sales of the touchscreen-equipped 2008K machine effective January 1, 2009. The Company appealed the court's rulings to the United States Court of Appeals for the Federal Circuit (“Federal Circuit”). In October 2008, the Company completed design modifications to the 2008K machine that eliminate any incremental hemodialysis machine royalty payment exposure under the District Court order. On September 10, 2009, the Federal Circuit reversed the district court's decision and determined that the asserted claims in two of the three patents at issue are invalid. As to the third patent, the Federal Circuit affirmed the district court's decision; however, the Court also vacated the injunction and award of damages. These issues were remanded to the District Court for reconsideration in light of the invalidity ruling on most of the claims. As a result, FMCH is no longer required to fund the court-approved escrow account set up to hold the royalty payments ordered by the district court. Funds of $75,000 were contributed to the escrow fund. Upon remand, the district court reduced the post verdict damages award to $9,000. In the parallel reexamination of the last surviving patent, the U.S. Patent and Trademark Office and the Board of Patent Appeals and Interferences ruled that the remaining Baxter patent is invalid. Baxter appealed the Board's ruling to the Federal Circuit which heard the appeal in December 2011. That decision is pending and FMCH's payment obligation on the District Court damage award it stayed pending the Federal Circuit's ruling on Baxter's 2011 appeal.

On October 17, 2006, Baxter and DEKA Products Limited Partnership (DEKA) filed suit in the U.S. District Court for the Eastern District of Texas which was subsequently transferred to the Northern District of California, styled Baxter Healthcare Corporation and DEKA Products Limited Partnership v. Fresenius Medical Care Holdings, Inc. d/b/a Fresenius Medical Care North America and Fresenius USA, Inc., Case No. CV 438 TJW. The complaint alleged that FMCH's Liberty™ cycler infringes nine patents owned by or licensed to Baxter. During and after discovery, seven of the asserted patents were dropped from the suit. On July 28, 2010, at the conclusion of the trial, the jury returned a verdict in favor of FMCH finding that the Liberty™ cycler does not infringe any of the asserted claims of the Baxter patents. The District Court denied Baxter's request to overturn the jury verdict and Baxter appealed the verdict and resulting judgment to the United States Court of Appeals for the Federal Circuit. On February 13, 2012, the Federal Circuit affirmed the District Court's non-infringement verdict.

Other Litigation and Potential Exposures

Renal Care Group, Inc. (“RCG”), which the Company acquired in 2006, is named as a nominal defendant in a complaint originally filed September 13, 2006 in the Chancery Court for the State of Tennessee Twentieth Judicial District at Nashville styled Indiana State District Council of Laborers and Hod Carriers Pension Fund v. Gary Brukardt et al. Following the trial court's dismissal of the complaint, plaintiff's appeal in part, and reversal in part by the appellate court, the cause of action purports to be a class action on behalf of former shareholders of RCG and seeks monetary damages only against the individual former directors of RCG. The individual defendants, however, may have claims for indemnification and reimbursement of expenses against the Company. The Company expects to continue as a defendant in the litigation, which is proceeding toward trial in the Chancery Court, and believes that defendants will prevail.

On July 17, 2007, resulting from an investigation begun in 2005, the United States Attorney filed a civil complaint in the United States District Court for the Eastern District of Missouri (St. Louis) against Renal Care Group, Inc., its subsidiary RCG Supply Company, and FMCH in its capacity as RCG's current corporate parent. The complaint seeks monetary damages and penalties with respect to issues arising out of the operation of RCG's Method II supply company through 2005, prior to FMCH's acquisition of RCG in 2006. The complaint is styled United States of America ex rel. Julie Williams et al. vs. Renal Care Group, Renal Care Group Supply Company and FMCH. On August 11, 2009, the Missouri District Court granted RCG's motion to transfer venue to the United States District Court for the Middle District of Tennessee (Nashville). On March 22, 2010, the Tennessee District Court entered judgment against defendants for approximately $23,000 in damages and interest under the unjust enrichment count of the complaint but denied all relief under the six False Claims Act counts of the complaint. On June 17, 2011, the District Court entered summary judgment against RCG for $82,643 on one of the False Claims Act counts of the complaint. On June 23, 2011, the Company appealed to the United States Court of Appeals for the Sixth Circuit. Although the Company cannot provide any assurance of the outcome, the Company believes that RCG's operation of its Method II supply company was in compliance with applicable law, that no relief is due to the United States, that the decisions made by the District Court on March 22, 2010 and June 17, 2011 will be reversed, and that its position in the litigation will ultimately be sustained.

On November 27, 2007, the United States District Court for the Western District of Texas (El Paso) unsealed and permitted service of two complaints previously filed under seal by a qui tam relator, a former FMCH local clinic employee. The first complaint alleged that a nephrologist unlawfully employed in his practice an assistant to perform patient care tasks that the assistant was not licensed to perform and that Medicare billings by the nephrologist and FMCH therefore violated the False Claims Act. The second complaint alleged that FMCH unlawfully retaliated against the relator by constructively discharging her from employment. The United States Attorney for the Western District of Texas declined to intervene and to prosecute on behalf of the United States. On March 30, 2010, the District Court issued final judgment in favor of the defendants on all counts based on a jury verdict rendered on February 25, 2010 and on rulings of law made by the Court during the trial. The plaintiff has appealed from the District Court judgment.

On February 15, 2011, a qui tam relator's complaint under the False Claims Act against FMCH was unsealed by order of the United States District Court for the District of Massachusetts and served by the relator. The United States has not intervened in the case United States ex rel. Chris Drennen v. Fresenius Medical Care Holdings, Inc., 2009 Civ. 10179 (D. Mass.). The relator's complaint, which was first filed under seal in February 2009, alleges that the Company seeks and receives reimbursement from government payors for serum ferritin and hepatitis B laboratory tests that are medically unnecessary or not properly ordered by a physician. FMCH has filed a motion to dismiss the complaint. On March 6, 2011, the United States Attorney for the District of Massachusetts issued a Civil Investigative Demand seeking the production of documents related to the same laboratory tests that are the subject of the relator's complaint. FMCH is cooperating fully in responding to the additional Civil Investigative Demand, and will vigorously contest the relator's complaint.

On June 29, 2011, FMCH received a subpoena from the United States Attorney for the Eastern District of New York (“E.D.N.Y.”). On December 6, 2011, a single Company facility in New York received a subpoena from the OIG that was substantially similar to the one issued by the U.S. Attorney for the E.D.N.Y. These subpoenas are part of a criminal and civil investigation into relationships between retail pharmacies and outpatient dialysis facilities in the State of New York and into the reimbursement under government payor programs in New York for medications provided to patients with ESRD. Among the issues encompassed by the investigation is whether retail pharmacies may have provided or received compensation from the New York Medicaid program for pharmaceutical products that should be provided by the dialysis facilities in exchange for the New York Medicaid payment to the dialysis facilities. The Company is cooperating in the investigation.

The Company filed claims for refunds contesting the Internal Revenue Service's (“IRS”) disallowance of FMCH's civil settlement payment deductions taken by FMCH in prior year tax returns. As a result of a settlement agreement with the IRS, the Company received a partial refund in September 2008 of $37,000, inclusive of interest and preserved our right to pursue claims in the United States Courts for refunds of all other disallowed deductions. On December 22, 2008, the Company filed a complaint for complete refund in the United States District Court for the District of Massachusetts, styled as Fresenius Medical Care Holdings, Inc. v. United States. The court has denied motions for summary judgment by both parties and the litigation is proceeding towards trial.

The IRS tax audits of FMCH for the years 2002 through 2008 have been completed. On January 23, 2012, the Company executed a closing agreement with the IRS with respect to the 2007-2008 tax audit. The agreement reflected a full allowance of interest deductions on intercompany mandatorily redeemable preferred shares for the 2007-2008 tax years. In addition, on February 16, 2012, the Company executed a closing agreement with IRS Appeals that reflects the full allowance of interest deductions associated with, mandatorily redeemable shares for the years 2002-2006.

From time to time, the Company is a party to or may be threatened with other litigation or arbitration, claims or assessments arising in the ordinary course of its business. Management regularly analyzes current information including, as applicable, the Company's defenses and insurance coverage and, as necessary, provides accruals for probable liabilities for the eventual disposition of these matters.

The Company, like other healthcare providers, conducts its operations under intense government regulation and scrutiny. It must comply with regulations which relate to or govern the safety and efficacy of medical products and supplies, the operation of manufacturing facilities, laboratories and dialysis clinics, and environmental and occupational health and safety. The Company must also comply with the Anti-Kickback Statute, the False Claims Act, the Stark Law, and other federal and state fraud and abuse laws. Applicable laws or regulations may be amended, or enforcement agencies or courts may make interpretations that differ from the Company's interpretations or the manner in which it conducts its business. Enforcement has become a high priority for the federal government and some states.

In addition, the provisions of the False Claims Act authorizing payment of a portion of any recovery to the party bringing the suit encourage private plaintiffs to commence “qui tam” or “whistle blower” actions. In May 2009, the scope of the False Claims Act was expanded and additional protections for whistle blowers and procedural provisions to aid whistle blowers' ability to proceed in a False Claims Act case were added. By virtue of this regulatory environment, the Company's business activities and practices are subject to extensive review by regulatory authorities and private parties, and continuing audits, investigative demands, subpoenas, other inquiries, claims and litigation relating to the Company's compliance with applicable laws and regulations. The Company may not always be aware that an inquiry or action has begun, particularly in the case of “whistle blower” actions, which are initially filed under court seal.

The Company operates many facilities throughout the United States and other parts of the world. In such a decentralized system, it is often difficult to maintain the desired level of oversight and control over the thousands of individuals employed by many affiliated companies. The Company relies upon its management structure, regulatory and legal resources, and the effective operation of its compliance program to direct, manage and monitor the activities of these employees. On occasion, the Company may identify instances where employees or other agents deliberately, recklessly or inadvertently contravene the Company's policies or violate applicable law. The actions of such persons may subject the Company and its subsidiaries to liability under the Anti-Kickback Statute, the Stark Law and the False Claims Act, among other laws, and comparable laws of other countries.

Physicians, hospitals and other participants in the healthcare industry are also subject to a large number of lawsuits alleging professional negligence, malpractice, product liability, worker's compensation or related claims, many of which involve large claims and significant defense costs. The Company has been and is currently subject to these suits due to the nature of its business and expects that those types of lawsuits may continue. Although the Company maintains insurance at a level which it believes to be prudent, it cannot assure that the coverage limits will be adequate or that insurance will cover all asserted claims. A successful claim against the Company or any of its subsidiaries in excess of insurance coverage could have a material adverse effect upon it and the results of its operations. Any claims, regardless of their merit or eventual outcome, could have a material adverse effect on the Company's reputation and business.

The Company has also had claims asserted against it and has had lawsuits filed against it relating to alleged patent infringements or businesses that it has acquired or divested. These claims and suits relate both to operation of the businesses and to the acquisition and divestiture transactions. The Company has, when appropriate, asserted its own claims, and claims for indemnification. A successful claim against the Company or any of its subsidiaries could have a material adverse effect upon its business, financial condition, and the results of its operations. Any claims, regardless of their merit or eventual outcome, could have a material adverse effect on the Company's reputation and business.

Accrued Special Charge for Legal Matters

At December 31, 2001, the Company recorded a pre-tax special charge of $258,159 to reflect anticipated expenses associated with the defense and resolution of pre-Merger tax claims, Merger-related claims, and commercial insurer claims. The costs associated with the Settlement Agreement and settlements with insurers have been charged against this accrual. With the exception of the proposed $115,000 payment under the Settlement Agreement in the Grace Chapter 11 Proceedings, all other matters included in the special charge have been resolved. While the Company believes that its remaining accrual reasonably estimates its currently anticipated costs related to the continued defense and resolution of this matter, no assurances can be given that its actual costs incurred will not exceed the amount of this accrual.

Financial Instruments	3 Months Ended
Mar. 31, 2012
Notes to Consolidated Financial Statements [Abstract]
Financial Instruments

12. Financial Instruments

As a global supplier of dialysis services and products in more than 120 countries throughout the world, the Company is faced with a concentration of credit risks due to the nature of the reimbursement systems which are often provided by the governments of the countries in which the Company operates. Changes in reimbursement rates or the scope of coverage could have a material adverse effect on the Company's business, financial condition and results of operations and thus on its capacity to generate cash flow. In the past the Company experienced and, after the implementation of the new bundled reimbursement system in the U.S., also expects in the future generally stable reimbursements for dialysis services. This includes the balancing of unfavorable reimbursement changes in certain countries with favorable changes in other countries. Due to the fact that a large portion of the Company's reimbursement is provided by public health care organizations and private insurers, the Company expects that most of its accounts receivables will be collectable, albeit somewhat more slowly in the International segment in the immediate future, particularly in countries which continue to be severely affected by the global financial crisis.

Non-derivative Financial Instruments

The following table presents the carrying amounts and fair values of the Company's non-derivative financial instruments at March 31, 2012, and December 31, 2011.

		March 31,		December 31,
		2012		2011
	Fair Value	Carrying	Fair	Carrying	Fair
	Hierarchy	Amount	Value	Amount	Value
Non-derivatives
Assets
Cash and cash equivalents	1	$580,224	$580,224	$457,292	$457,292
Accounts Receivable	2	3,231,527	3,231,527	2,909,326	2,909,326
Long-term Notes Receivable (1)	3	-	-	234,490	233,514

Liabilities
Accounts payable	2	660,066	660,066	652,649	652,649
Short-term borrowings	2	103,663	103,663	98,801	98,801
Short-term borrowings from related parties	2	14,698	14,698	28,013	28,013
Long term debt, excluding Amended 2006 Senior Credit Agreement, Euro Notes and Senior Notes	2	889,054	889,054	1,147,209	1,147,209
Amended 2006 Senior Credit Agreement	2	2,772,680	2,758,029	2,795,589	2,774,951
Senior Notes	2	4,761,382	4,993,598	2,883,009	2,989,307
Euro Notes	2	267,120	271,855	258,780	265,655
Noncontrolling interests subject to put provisions	3	501,968	501,968	410,491	410,491

(1) As of March 31, 2012, the loan to Renal Advantage Partners LLC and Liberty Dialysis, Inc. has been retired.

The carrying amounts in the table are included in the consolidated balance sheet under the indicated captions or in the case of long-term debt, in the captions shown in Note 7.

The significant methods and assumptions used in estimating the fair values of non-derivative financial instruments are as follows:

Cash and cash equivalents are stated at nominal value which equals the fair value.

Short-term financial instruments such as accounts receivable, accounts payable and short-term borrowings are valued at their carrying amounts, which are reasonable estimates of the fair value due to the relatively short period to maturity of these instruments.

The valuation of the long-term notes receivable is determined using significant unobservable inputs (Level 3). It is valued using a constructed index based upon similar instruments with comparable credit ratings, terms, tenor, interest rates and that are within the Company's industry. The Company tracked the prices of the constructed index from the note issuance date to the reporting date to determine fair value.

The fair values of the major long-term financial liabilities are calculated on the basis of market information. Instruments for which market quotes are available are measured using these quotes. The fair values of the other long-term financial liabilities are calculated at the present value of the respective future cash flows. To determine these present values, the prevailing interest rates and credit spreads for the Company as of the balance sheet date are used.

The valuation of the noncontrolling interests subject to put provisions is determined using significant unobservable inputs (Level 3). See Note 10 for a discussion of the Company's methodology for estimating the fair value of these noncontrolling interests subject to put obligations.

Currently, there is no indication that a decrease in the value of the Company's financing receivables is probable. Therefore, the allowances on credit losses of financing receivables are immaterial.

Derivative Financial Instruments

The Company is exposed to market risk from changes in interest rates and foreign exchange rates. In order to manage the risk of interest rate and currency exchange rate fluctuations, the Company enters into various hedging transactions by means of derivative instruments with highly rated financial institutions as authorized by the Company's General Partner. On a quarterly basis the Company performs an assessment of its counterparty credit risk. The Company currently considers this risk to be low. The Company's policy, which has been consistently followed, is that financial derivatives be used only for the purpose of hedging foreign currency and interest rate exposure.

In certain instances, the Company enters into derivative contracts that do not qualify for hedge accounting but are utilized for economic purposes (“economic hedges”). The Company does not use financial instruments for trading purposes.

The Company established guidelines for risk assessment procedures and controls for the use of financial instruments. They include a clear segregation of duties with regard to execution on one side and administration, accounting and controlling on the other.

Foreign Exchange Risk Management

The Company conducts business on a global basis in various currencies, though a majority of its operations are in Germany and the United States. For financial reporting purposes, the Company has chosen the U.S. dollar as its reporting currency. Therefore, changes in the rate of exchange between the U.S. dollar and the local currencies in which the financial statements of the Company's international operations are maintained affect its results of operations and financial position as reported in its consolidated financial statements.

The Company's exposure to market risk for changes in foreign exchange rates relates to transactions such as sales and purchases. The Company has significant amounts of sales of products invoiced in euro from its European manufacturing facilities to its other international operations and, to a lesser extent, sales of products invoiced in other non-functional currencies. This exposes the subsidiaries to fluctuations in the rate of exchange between the euro and the currency in which their local operations are conducted. For the purpose of hedging existing and foreseeable foreign exchange transaction exposures the Company enters into foreign exchange forward contracts and, on a small scale, foreign exchange options. As of March 31, 2012 the Company had no foreign exchange options.

Changes in the fair value of the effective portion of foreign exchange forward contracts designated and qualifying as cash flow hedges of forecasted product purchases and sales are reported in accumulated other comprehensive income (loss) (“AOCI”). Additionally, in connection with intercompany loans in foreign currency, the Company uses foreign exchange swaps thus assuring that no foreign exchange risks arise from those loans, which, if they qualify for cash flow hedge accounting, are also reported in AOCI. These amounts recorded in AOCI are subsequently reclassified into earnings as a component of cost of revenues for those contracts that hedge product purchases or as an adjustment of interest income/expense for those contracts that hedge loans, in the same period in which the hedged transaction affects earnings. The notional amounts of foreign exchange contracts in place that are designated and qualify as cash flow hedges totaled $794,275 and $1,278,764 at March 31, 2012 and December 31, 2011, respectively.

The Company also enters into derivative contracts for forecasted product purchases and sales and for intercompany loans in foreign currency that do not qualify for hedge accounting but are utilized for economic hedges as defined above. In these cases, the change in value of the economic hedge is recorded in the income statement and usually offsets the change in value recorded in the income statement for the underlying asset or liability. The notional amounts of economic hedges that do not qualify for hedge accounting totaled $1,559,289 and $2,149,440 at March 31, 2012 and December 31, 2011, respectively.

Interest Rate Risk Management

The Company enters into derivatives, particularly interest rate swaps and to a certain extent, interest rate options, to protect against the risk of rising interest rates. These interest rate derivatives are designated as cash flow hedges and have been entered into in order to effectively convert payments based on variable interest rates into payments at a fixed interest rate. The euro-denominated interest rate swaps expire in 2016 and have an interest rate of 1.73%. Interest payable and receivable under the swap agreements is accrued and recorded as an adjustment to interest expense.

As of March 31, 2012 and December 31, 2011, the notional amount of the euro-denominated interest rate swaps in place was €100,000 and €200,000 ($133,560 and $258,780 as of March 31, 2012 and December 31, 2011, respectively). As of March 31, 2012 the Company had no U.S. dollar-denominated interest rate swaps and at December 31, 2011 the notional amount was $2,650,000.

Derivative Financial Instruments Valuation

The following table shows the carrying amounts of the Company's derivatives at March 31, 2012 and December 31, 2011.

	March 31, 2012		December 31, 2011

	Assets(2)	Liabilities(2)	Assets(2)	Liabilities(2)
Derivatives in cash flow hedging relationships (1)
Current
Foreign exchange contracts	11,059	(11,951)	4,117	(24,908)
Interest rate contracts	-	-	-	(130,579)
Non-current
Foreign exchange contracts	147	(362)	742	(3,706)
Interest rate contracts	-	(2,623)	-	(1,076)
Total	$11,206	$(14,936)	$4,859	$(160,269)

Derivatives not designated as hedging instruments (1)
Current
Foreign exchange contracts	4,037	(28,935)	56,760	(37,242)

Non-current
Foreign exchange contracts	2,004	(1,892)	1,382	(1,459)
Total	$6,041	$(30,827)	$58,142	$(38,701)

(1) As of March 31, 2012 and December 31, 2011, the valuation of the Company's derivatives was determined using Significant Other Observable Inputs (Level 2) in accordance with the fair value hierarchy levels established in U.S. GAAP.
(2) Derivative instruments are marked to market each reporting period resulting in carrying amounts being equal to fair values at the reporting date.

The carrying amounts for the current portion of derivatives indicated as assets in the table above are included in Prepaid expenses and other current assets in the Consolidated Balance Sheets while the current portion of those indicated as liabilities are included in Accrued expenses and other current liabilities. The non-current portions indicated as assets or liabilities are included in the Consolidated Balance Sheets in Other assets or Other liabilities, respectively.

The significant methods and assumptions used in estimating the fair values of derivative financial instruments are as follows:

The fair value of interest rate swaps is calculated by discounting the future cash flows on the basis of the market interest rates applicable for the remaining term of the contract as of the balance sheet date. To determine the fair value of foreign exchange forward contracts, the contracted forward rate is compared to the current forward rate for the remaining term of the contract as of the balance sheet date. The result is then discounted on the basis of the market interest rates prevailing at the balance sheet date for the applicable currency.

The Company includes its own credit risk for financial instruments deemed liabilities and counterparty-credit risks for financial instruments deemed assets when measuring the fair value of derivative financial instruments.

The Effect of Derivatives on the Consolidated Financial Statements

	Amount of Gain or (Loss) Recognized in OCI on Derivatives		Location of (Gain) or Loss Reclassified from AOCI in Income	Amount of (Gain) or Loss Reclassified from AOCI in Income
Derivatives in Cash Flow Hedging Relationships

	(Effective Portion) for the three months ended March 31,				(Effective Portion) for the three months ended March 31,
	2012	2011	(Effective Portion)	2012	2011

Interest rate contracts	$(15,797)	$10,939	Interest income/expense	$4,898	$816
Foreign exchange contracts	8,865	(10,032)	Costs of Revenue	(2,990)	2,366
Foreign exchange contracts			Interest income/expense	741	(105)

	$(6,932)	$907		$2,649	$3,077

Derivatives not Designated as Hedging Instruments		Amount of (Gain) or Loss Recognized in Income on Derivatives for the three months ended March 31,
	Location of (Gain) or Loss Recognized in Income on Derivative

		2012	2011

Foreign exchange contracts	Selling, general and administrative expense
Foreign exchange contracts		$13,759	$(21,164)
	Interest income/expense	5,229	3,734

		$18,988	$(17,430)

For foreign exchange derivatives, the Company expects to recognize $18,586 of losses deferred in accumulated other comprehensive income at March 31, 2012, in earnings during the next twelve months.

The Company expects to incur additional interest expense of $19,428 over the next twelve months which is currently deferred in accumulated other comprehensive income. This amount reflects the projected amortization of the settlement amount of the terminated swaps and the current fair value of the additional interest payments resulting from remaining interest rate swap maturing in 2016 at March 31, 2012.

As of March 31, 2012, the Company had foreign exchange derivatives with maturities of up to 44 months and interest rate swaps with maturities of up to 55 months.

Business Segment Information	3 Months Ended
Mar. 31, 2012
Notes to Consolidated Financial Statements [Abstract]
Business Segment Information

13. Business Segment and Corporate Information

The Company has identified three business segments, North America, International, and Asia Pacific, which were determined based upon how the Company manages its businesses. All segments are primarily engaged in providing dialysis care services and the distribution of products and equipment for the treatment of ESRD. In the U.S., the Company is engaged in providing inpatient dialysis services and other services under contract to hospitals. The Company has aggregated the International and Asia Pacific operating segments as “International.” The segments are aggregated due to their similar economic characteristics. These characteristics include the same services provided and products sold, the same type patient population, similar methods of distribution of products and services and similar economic environments.

Management evaluates each segment using a measure that reflects all of the segment's controllable revenues and expenses. Management believes that the most appropriate measure in this regard is operating income which measures the Company's source of earnings. Financing is a corporate function, which the Company's segments do not control. Therefore, the Company does not include interest expense relating to financing as a segment measure. Similarly, the Company does not allocate “corporate costs,” which relate primarily to certain headquarters overhead charges, including accounting and finance, professional services, etc., because the Company believes that these costs are also not within the control of the individual segments. As of January 1, 2011, production of products, production asset management, quality management and procurement is centrally managed in Corporate by Global Manufacturing Operations. These corporate activities do not fulfill the definition of an operating segment. Products are transferred to the operating segments at cost, therefore no internal profit is generated. The associated internal revenues for the product transfers and their elimination are recorded as corporate activities. Capital expenditures for production are based on the expected demand of the operating segments and consolidated profitability considerations. In addition, certain revenues, investments and intangible assets, as well as any related expenses, are not allocated to a segment but are accounted for as “Corporate.” The Company also regards income taxes to be outside the segment's control.

Information pertaining to the Company's business segments for the three-month periods ended March 31, 2012 and 2011 is set forth below.

	North America	International	Segment Total	Corporate	Total
Three months ended March 31, 2012

Net revenue external customers	$2,104,584	$1,136,090	$3,240,674	$8,081	$3,248,755
Inter - segment revenue	3,452	-	3,452	(3,452)	-
Net revenue	2,108,036	1,136,090	3,244,126	4,629	3,248,755
Depreciation and amortization	(72,016)	(42,927)	(114,943)	(28,431)	(143,374)
Operating income	347,833	194,912	542,745	(39,779)	502,966
Income (loss) from equity method investees	2,982	67	3,049	2,448	5,497
Segment assets	13,974,231	5,889,591	19,863,822	2,124,166	21,987,988
thereof investments in equity method investees	254,408	381,567	635,975	1,780	637,755
Capital expenditures, acquisitions and investments(1)	1,760,581	38,886	1,799,467	27,753	1,827,220

Three months ended March 31, 2011

Net revenue external customers	$1,924,751	$1,055,233	$2,979,984	$3,867	$2,983,851
Inter - segment revenue	1,694	-	1,694	(1,694)	-
Net revenue	1,926,445	1,055,233	2,981,678	2,173	2,983,851
Depreciation and amortization	(68,227)	(40,349)	(108,576)	(27,408)	(135,984)
Operating income	312,107	171,011	483,118	(38,034)	445,084
Income (loss) from equity method investees	7,518	64	7,582	-	7,582
Segment assets	11,355,947	4,531,146	15,887,093	2,226,544	18,113,637
thereof investments in equity method investees	265,365	7,284	272,649	-	272,649
Capital expenditures, acquisitions and investments (2)	387,870	40,776	428,646	27,312	455,958

(1) North America acquisitions exclude $468,793 of non-cash acquisitions and International acquisitions exclude $652 of non-cash acquisitions for 2012.
(2) North America and International acquisitions exclude $6,000 and $848, respectively, of non-cash acquisitions for 2011.

Supplementary Cash Flow Information	3 Months Ended
Mar. 31, 2012
Notes to Consolidated Financial Statements [Abstract]
Supplementary Cash Flow Information

14. Supplementary Cash Flow Information

The following additional information is provided with respect to the consolidated statements of cash flows:

	Three months ended March 31,
	2012	2011
Supplementary cash flow information:
Cash paid for interest	$112,364	$70,884
Cash paid for income taxes(1)	$12,875	$70,368
Cash inflow for income taxes from stock option exercises	$583	$157

Supplemental disclosures of cash flow information:
Details for acquisitions:
Assets acquired	$(2,345,375)	$(50,501)
Liabilities assumed	299,947	5,373
Noncontrolling interest subject to put provisions	53,900	-
Noncontrolling interest	130,000	-
Notes assumed in connection with acquisition	652	848
Cash paid	(1,860,876)	(44,280)
Less cash acquired	159,277	250
Net cash paid for acquisitions	$(1,701,599)	$(44,030)

(1) Net of tax refund

Supplemental Condensed Combining Information	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011
Notes to Consolidated Financial Statements [Abstract]
Supplemental Condensed Combining Information

15. Supplemental Condensed Combining Information

FMC Finance III, a former wholly-owned subsidiary of the Company, issued 6⅞% Senior Notes due 2017 in July 2007. On June 20, 2011, US Finance acquired substantially all of the assets of FMC Finance III and assumed its obligations, including the 6⅞% Senior Notes (see Note 7) and the related indenture. The 6⅞% senior notes are fully and unconditionally guaranteed, jointly and severally on a senior basis, by the Company and by the Guarantor Subsidiaries. The 6⅞% senior notes and related guarantees were issued in an exchange offer registered under the Securities Act of 1933. For information regarding the 6⅞% senior notes and additional issues of senior notes, including the 5.75% Senior Notes issued by US Finance, each of which has been fully and unconditionally guaranteed, jointly and severally on a senior basis, by the Company and by the Guarantor Subsidiaries, see Note 7. The financial statements in this report present the financial condition, results of operations and cash flows of the Company, on a consolidated basis as of March 31, 2012 and December 31, 2011 and for the three-month periods ended March 31, 2012 and 2011. The following combining financial information for the Company is as of March 31, 2012 and December 31, 2011 and for the three-month periods ended March 31, 2012 and 2011, segregated between FMC Finance III as issuer until June 20, 2011, US Finance as issuer subsequent to June 20, 2011, the Company, D-GmbH and FMCH as guarantors, and the Company's other businesses (the “Non-Guarantor Subsidiaries”). For purposes of the condensed combining information, the Company and the Guarantors carry their investments under the equity method. Other (income) expense includes income (loss) related to investments in consolidated subsidiaries recorded under the equity method for purposes of the condensed combining information. In addition, other (income) expense includes income and losses from profit and loss transfer agreements as well as dividends received.

	For the three months ended March 31, 2012
	Issuer	Guarantors
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Net revenue	$-	$-	$461,804	$-	$3,499,979	$(713,028)	$3,248,755
Cost of revenue	-	-	286,678	-	2,602,115	(709,547)	2,179,246
Gross profit	-	-	175,126	-	897,864	(3,481)	1,069,509
Operating expenses (income):
Selling, general and administrative (1)	-	(20,246)	53,688	(38,375)	505,891	37,063	538,021
Research and development	-	-	17,375	-	11,147	-	28,522
Operating (loss) income	-	20,246	104,063	38,375	380,826	(40,544)	502,966
Other (income) expense:
Investment gain	-	-	-	-	(126,685)	-	(126,685)
Interest, net	(1,706)	45,657	1,005	31,069	22,855	-	98,880
Other, net	-	(437,325)	67,879	(292,855)	-	662,301	-
Income (loss) before income taxes	1,706	411,914	35,179	300,161	484,656	(702,845)	530,771
Income tax expense (benefit)	639	41,416	29,953	2,882	142,348	(80,161)	137,077
Net Income (loss)	1,067	370,498	5,226	297,279	342,308	(622,684)	393,694
Net Income attributable to noncontrolling interests	-	-	-	-	-	23,196	23,196
Net income (loss) attributable to shareholders of FMC-AG & Co. KGaA	$1,067	$370,498	$5,226	$297,279	$342,308	$(645,880)	$370,498

(1) Selling, general and administrative is presented net of Gain on Sale of dialysis clinics and net of income from equity method investees.

	For the three months ended March 31, 2011
	Issuer	Guarantors
	FMC Finance III	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Net revenue	$-	$-	$447,378	$-	$3,196,090	$(659,617)	$2,983,851
Cost of revenue	-	-	283,204	-	2,403,465	(650,705)	2,035,964
Gross profit	-	-	164,174	-	792,625	(8,912)	947,887
Operating expenses (income):
Selling, general and administrative (1)	5	16,285	47,300	(37,398)	450,332	130	476,654
Research and development	-	-	16,417	-	9,732	-	26,149
Operating (loss) income	(5)	(16,285)	100,457	37,398	332,561	(9,042)	445,084
Other (income) expense:
Interest, net	(180)	18,359	1,668	14,624	42,985	(5,891)	71,565
Other, net	-	(290,061)	64,292	(140,042)	-	365,811	-
Income (loss) before income taxes	175	255,417	34,497	162,816	289,576	(368,962)	373,519
Income tax expense (benefit)	50	34,716	26,982	8,984	122,626	(68,954)	124,404
Net Income (loss)	125	220,701	7,515	153,832	166,949	(300,007)	249,115
Net Income attributable to noncontrolling interests	-	-	-	-	-	28,414	28,414
Net income (loss) attributable to shareholders of FMC-AG & Co. KGaA	$125	$220,701	$7,515	$153,832	$166,949	$(328,421)	$220,701

(1) Selling, general and administrative is presented net of income from equity method investees.

	For the three months ended March 31, 2012
	Issuer	Guarantors			Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH

Net Income	$1,067	$370,498	$5,226	$297,279	$342,308	$(622,684)	$393,694
Gain (loss) related to cash flow hedges	-	(22,327)	(9)	11,725	6,328	-	(4,283)
Actuarial gain (loss) on defined benefit pension plans	-	8	94	4,268	3	-	4,373
Gain (loss) related to foreign currency translation	-	(3,253)	6,346	-	121,307	(3,604)	120,796
Income tax (expense) benefit related to components of other comprehensive income	-	8,141	(24)	(6,310)	(20,788)	-	(18,981)
Other comprehensive income (loss), net of tax	-	(17,431)	6,407	9,683	106,850	(3,604)	101,905
Total comprehensive income	$1,067	$353,067	$11,633	$306,962	$449,158	$(626,288)	$495,599
Comprehensive income attributable to noncontrolling interests	-	-	-	-	-	24,037	24,037
Comprehensive income attributable to shareholders of FMC-AG & Co. KGaA	$1,067	$353,067	$11,633	$306,962	$449,158	$(650,325)	$471,562

	At March 31, 2012
	Issuer	Guarantors			Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH
Current assets:
Cash and cash equivalents	$0	$28	$351	$-	$579,845	$-	$580,224
Trade accounts receivable, less allowance for doubtful accounts	-	-	150,135	-	2,948,946	-	3,099,081
Accounts receivable from related parties	1,252,485	3,789,324	1,189,604	2,408,915	7,558,034	(16,065,916)	132,446
Inventories	-	-	263,315	-	880,920	(120,238)	1,023,997
Prepaid expenses and other current assets	-	59,758	33,282	-	846,442	394	939,876
Deferred taxes	-	29,516	-	-	261,677	25,780	316,973
Total current assets	1,252,485	3,878,626	1,636,687	2,408,915	13,075,864	(16,159,980)	6,092,597

Property, plant and equipment, net	-	471	182,311	-	2,774,119	(112,909)	2,843,992
Intangible assets	-	240	54,520	-	686,672	-	741,432
Goodwill	-	-	55,521	-	11,237,127	-	11,292,648
Deferred taxes	-	17,009	1,378	-	108,573	(55,972)	70,988
Other assets	-	10,190,377	654,533	11,341,141	(7,029,018)	(14,210,702)	946,331
Total assets	$1,252,485	$14,086,723	$2,584,950	$13,750,056	$20,853,337	$(30,539,563)	$21,987,988

Current liabilities:
Accounts payable	$-	$1,190	$35,902	$-	$517,999	$-	$555,091
Accounts payable to related parties	-	1,487,213	1,205,327	3,245,256	10,361,652	(16,194,473)	104,975
Accrued expenses and other current liabilities	11,833	31,231	123,385	92,736	1,459,795	1,953	1,720,933
Short-term borrowings	-	156	-	-	103,507	-	103,663
Short-term borrowings from related parties	-	-	-	-	(39,135)	53,833	14,698
Current portion of long-term debt and capital lease obligations	-	305,456	-	1,587,680	1,213,832	-	3,106,968
Income tax payable	-	126,610	-	-	125,817	(3,301)	249,126
Deferred taxes	-	-	8,402	-	34,247	(12,728)	29,921
Total current liabilities	11,833	1,951,856	1,373,016	4,925,672	13,777,714	(16,154,716)	5,885,375

Long term debt and capital lease obligations, less current portion	1,176,096	519,982	-	-	7,837,473	(3,950,283)	5,583,268
Long term borrowings from related parties	-	3,250,595	205,487	408,942	(1,923,257)	(1,941,767)	-
Other liabilities	-	4,584	13,104	-	231,885	25,480	275,053
Pension liabilities	-	5,857	154,635	-	140,281	-	300,773
Income tax payable	2,655	267	-	-	56,249	117,830	177,001
Deferred taxes	-	-	-	-	649,795	(20,629)	629,166
Total liabilities	1,190,584	5,733,141	1,746,242	5,334,614	20,770,140	(21,924,085)	12,850,636

Noncontrolling interests subject to put provisions	-	-	-	-	501,968	-	501,968
Total FMC-AG & Co. KGaA shareholders' equity	61,901	8,353,582	838,708	8,415,442	(700,572)	(8,615,479)	8,353,582
Noncontrolling interests not subject to put provisions	-	-	-	-	281,802	-	281,802
Total equity	61,901	8,353,582	838,708	8,415,442	(418,770)	(8,615,479)	8,635,384
Total liabilities and equity	$1,252,485	$14,086,723	$2,584,950	$13,750,056	$20,853,337	$(30,539,563)	$21,987,988

	For the three months ended March 31, 2012
	Issuer	Guarantors
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
Operating Activities:
Net income (loss)	$1,067	$370,498	$5,226	$297,279	$342,308	$(622,684)	$393,694
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity affiliate income	-	(313,741)	-	(292,855)	-	606,596	-
Depreciation and amortization	-	85	11,692	-	138,709	(7,112)	143,374
Change in deferred taxes, net	-	9,671	1,852	-	16,810	(495)	27,838
(Gain) loss on sale of fixed assets and investments	-	(33)	92	-	(8,808)	-	(8,749)
Investment (gain)	-	-	-	-	(126,685)	-	(126,685)
Compensation expense related to stock options	-	6,546	-	-	-	-	6,546
Cash outflow from hedging	-	-	-	-	(15,578)	-	(15,578)
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	-	-	(2,162)	-	(102,239)	-	(104,401)
Inventories	-	-	(30,891)	-	(871)	2,910	(28,852)
Prepaid expenses and other current and non-current assets	-	139,972	(18,058)	(35,608)	46,953	176	133,435
Accounts receivable from / payable to related parties	4,829	(244,469)	12,092	(8,660)	206,929	3,161	(26,118)
Accounts payable, accrued expenses and other current and non-current liabilities	(7,273)	3,778	31,404	658	2,327	(342)	30,552
Income tax payable	639	(5,634)	-	2,882	47,874	(27,562)	18,199
Dividend income from equity method investees	-	37,190	-	-	732	-	37,922
Net cash provided by (used in) operating activities	(738)	3,863	11,247	(36,304)	548,461	(45,352)	481,177

Investing Activities:
Purchases of property, plant and equipment	-	(153)	(10,412)	-	(122,015)	8,162	(124,418)
Proceeds from sale of property, plant and equipment	-	33	-	-	1,816	-	1,849
Disbursement of loans to related parties	-	(15,680)	46	53,715	(1,087,131)	1,049,050	-
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	-	(1,637,673)	(183)	-	(1,702,618)	1,637,672	(1,702,802)
Proceeds from divestitures	-	-	-	-	176,721	-	176,721
Net cash provided by (used in) investing activities	-	(1,653,473)	(10,549)	53,715	(2,733,227)	2,694,884	(1,648,650)

Financing Activities:
Short-term borrowings, net	-	(13,837)	(498)	50,000	(58,862)	-	(23,197)
Long-term debt and capital lease obligations, net	738	1,668,422	-	(67,411)	1,110,476	(1,049,050)	1,663,175
Increase (decrease) of accounts receivable securitization program	-	-	-	-	(333,250)	-	(333,250)
Proceeds from exercise of stock options	-	3,771	-	-	583	-	4,354
Dividends paid	-	-	-	-	-	-	-
Capital increase (decrease)	-	-	-	-	1,600,482	(1,600,482)	-
Distributions to noncontrolling interest	-	-	-	-	(32,366)	-	(32,366)
Contributions from noncontrolling interest	-	-	-	-	5,350	-	5,350
Net cash provided by (used in) financing activities	738	1,658,356	(498)	(17,411)	2,292,413	(2,649,532)	1,284,066

Effect of exchange rate changes on cash and cash equivalents	-	(8,720)	7	-	15,052	-	6,339
Cash and Cash Equivalents:
Net increase (decrease) in cash and cash equivalents	(0)	26	207	-	122,699	-	122,932
Cash and cash equivalents at beginning of period	-	2	144	-	457,146	-	457,292
Cash and cash equivalents at end of period	$(0)	$28	$351	$-	$579,845	$-	$580,224

	For the three months ended March 31, 2011
	Issuer	Guarantors			Non-Guarantor Subsidiaries
	FMC Finance III	FMC - AG & Co. KGaA	D-GmbH	FMCH		Combining Adjustment		Combined Total

Operating Activities:
Net income (loss)	$125	$220,701	$7,515	$153,832	$166,949	$(300,007)	$249,115
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity affiliate income	-	(197,375)	-	(140,042)	-	337,417	-
Depreciation and amortization	-	379	11,117	222	130,576	(6,310)	135,984
Change in deferred taxes, net	-	13,443	1,089	-	20,000	(2,105)	32,427
(Gain) loss on sale of fixed assets and investments	-	-	(4)	-	(603)	-	(607)
Compensation expense related to stock options	-	7,132	-	-	-	-	7,132
Cash outflow from hedging	-	-	-	-	(57,111)	-	(57,111)
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	-	-	2,269	-	(184,676)	-	(182,407)
Inventories	-	-	(16,340)	-	(64,895)	7,842	(73,393)
Prepaid expenses and other current and non-current assets	1	(25,605)	(16,365)	(36,830)	91,786	264	13,251
Accounts receivable from / payable to related parties	8,413	(18,879)	(11,783)	11,803	64,693	(58,877)	(4,630)
Accounts payable, accrued expenses and other current and non-current liabilities	(8,606)	(32,676)	29,564	(36)	44,264	403	32,913
Income tax payable	5	20,962	-	8,984	10,901	(18,207)	22,645
Net cash provided by (used in) operating activities	(62)	(11,918)	7,062	(2,067)	221,885	(39,581)	175,319

Investing Activities:
Purchases of property, plant and equipment	-	(91)	(3,648)	-	(120,064)	6,637	(117,166)
Proceeds from sale of property, plant and equipment	-	-	22	-	3,984	-	4,006
Disbursement of loans to related parties	-	366,568	48	(778,430)	-	411,814	-
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	-	(140)	(3,065)	-	(1,002,127)	666,540	(338,792)
Proceeds from divestitures	-	-	-	-	-	-	-
Net cash provided by (used in) investing activities	-	366,337	(6,643)	(778,430)	(1,118,207)	1,084,991	(451,952)

Financing Activities:
Short-term borrowings, net	-	24,487	(523)	(299)	(14,264)	-	9,401
Long-term debt and capital lease obligations, net	-	(296,955)	-	117,406	1,467,769	(411,814)	876,406
Increase (decrease) of accounts receivable securitization program	-	-	-	-	(510,000)	-	(510,000)
Proceeds from exercise of stock options	-	1,665	-	-	156	-	1,821
Dividends paid	-	-	-	-	12	(12)	-
Capital increase (decrease)	-	-	-	663,390	3,150	(666,540)	-
Distributions to noncontrolling interest	-	-	-	-	(25,052)	-	(25,052)
Contributions from noncontrolling interest	-	-	-	-	3,939	-	3,939
Net cash provided by (used in) financing activities	-	(270,803)	(523)	780,497	925,710	(1,078,366)	356,515

Effect of exchange rate changes on cash and cash equivalents	-	(3,479)	10	-	20,360	12	16,903
Cash and Cash Equivalents:
Net (decrease) increase in cash and cash equivalents	(62)	80,137	(94)	-	49,748	(32,944)	96,785
Cash and cash equivalents at beginning of period	123	147,177	225	-	342,401	32,944	522,870
Cash and cash equivalents at end of period	$61	$227,314	$131	$-	$392,149	$-	$619,655

	At December 31, 2011
	Issuer	Guarantors			Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH
Current assets:
Cash and cash equivalents	$1	$2	$144	$-	$457,145	$-	$457,292
Trade accounts receivable, less allowance for doubtful accounts	-	-	143,313	-	2,655,005	-	2,798,318
Accounts receivable from related parties	1,273,649	3,507,671	1,058,327	700,929	4,214,468	(10,644,036)	111,008
Inventories	-	-	224,601	-	857,521	(114,626)	967,496
Prepaid expenses and other current assets	-	195,428	16,973	50	834,932	(12,017)	1,035,366
Deferred taxes	-	32,466	-	-	266,164	26,909	325,539
Total current assets	1,273,650	3,735,567	1,443,358	700,979	9,285,235	(10,743,770)	5,695,019

Property, plant and equipment, net	-	356	175,798	-	2,560,913	(107,366)	2,629,701
Intangible assets	-	266	54,811	-	631,575	-	686,652
Goodwill	-	-	53,788	-	9,132,862	-	9,186,650
Deferred taxes	-	15,923	2,457	-	125,462	(55,683)	88,159
Other assets	-	8,142,771	653,871	10,995,245	(6,082,225)	(12,462,993)	1,246,669
Total assets	$1,273,650	$11,894,883	$2,384,083	$11,696,224	$15,653,822	$(23,369,812)	$19,532,850

Current liabilities:
Accounts payable	$-	$668	$26,463	$-	$514,292	$-	$541,423
Accounts payable to related parties	3,700	1,547,946	1,057,625	1,557,976	6,697,551	(10,753,572)	111,226
Accrued expenses and other current liabilities	29,771	156,119	102,410	2,132	1,406,886	6,955	1,704,273
Short-term borrowings	-	94	-	-	98,707	-	98,801
Short-term borrowings from related parties	-	-	-	-	(25,820)	53,833	28,013
Current portion of long-term debt and capital lease obligations	-	295,825	-	1,142,224	151,727	-	1,589,776
Income tax payable	2,016	128,218	-	-	32,120	-	162,354
Deferred taxes	-	-	7,292	-	28,799	(9,346)	26,745
Total current liabilities	35,487	2,128,870	1,193,790	2,702,332	8,904,262	(10,702,130)	4,262,611

Long term debt and capital lease obligations, less current portion	1,177,329	507,898	-	438,366	7,372,794	(4,001,577)	5,494,810
Long term borrowings from related parties	-	1,348,717	203,156	408,942	(399,065)	(1,561,750)	-
Other liabilities	-	2,424	12,977	183,839	11,553	25,835	236,628
Pension liabilities	-	5,163	146,555	-	138,775	-	290,493
Income tax payable	-	259	-	-	50,309	138,432	189,000
Deferred taxes	-	-	-	-	608,444	(20,644)	587,800
Total liabilities	1,212,816	3,993,331	1,556,478	3,733,479	16,687,072	(16,121,834)	11,061,342

Noncontrolling interests subject to put provisions	-	-	-	-	410,491	-	410,491
Total FMC-AG & Co. KGaA shareholders' equity	60,834	7,901,552	827,605	7,962,745	(1,603,206)	(7,247,978)	7,901,552
Noncontrolling interests not subject to put provisions	-	-	-	-	159,465	-	159,465
Total equity	60,834	7,901,552	827,605	7,962,745	(1,443,741)	(7,247,978)	8,061,017
Total liabilities and equity	$1,273,650	$11,894,883	$2,384,083	$11,696,224	$15,653,822	$(23,369,812)	$19,532,850

	For the three months ended March 31, 2011
	Issuer	Guarantors			Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
	FMC Finance III	FMC - AG & Co. KGaA	D-GmbH	FMCH

Net Income	$125	$220,701	$7,515	$153,832	$166,949	$(300,007)	$249,115
Gain (loss) related to cash flow hedges	-	(575)	(30)	12,620	(8,031)	-	3,984
Actuarial gain (loss) on defined benefit pension plans	-	-	-	1,783	-	-	1,783
Gain (loss) related to foreign currency translation	-	52,263	11,770	-	59,752	(4,832)	118,953
Income tax (expense) benefit related to components of other comprehensive income	-	1,385	8	(5,650)	106	-	(4,151)
Other comprehensive income (loss), net of tax	-	53,073	11,748	8,753	51,827	(4,832)	120,569
Total comprehensive income	$125	$273,774	$19,263	$162,585	$218,776	$(304,839)	$369,684
Comprehensive income attributable to noncontrolling interests	-	-	-	-	-	28,682	28,682
Comprehensive income attributable to shareholders of FMC-AG & Co. KGaA	$125	$273,774	$19,263	$162,585	$218,776	$(333,521)	$341,002

Acquisition of Liberty Dialysis Holdings (Tables)	3 Months Ended
Mar. 31, 2012
Business Acquisition, Date of Acquisition [Abstract]
Acquisition [Text Block]
Assets held for sale	$153,259
Trade accounts receivable	155,242
Other current assets	34,501
Property, plant and equipment	180,600
Intangible assets and other assets	90,411
Goodwill	2,032,213
Accounts payable, accrued expenses and other current liabilities	(143,313)
Income tax payable and deferred taxes	(64,696)
Short-term borrowings and other financial liabilities and long-term debt and capital lease obligations	(58,079)
Other liabilities	(34,800)
Noncontrolling interests (subject and not subject to put provisions)	(183,900)

Total acquisition cost	$2,161,438

Less, at fair value, non-cash contributions
Investment at acquisition date	(189,000)
Long-term Notes Receivable	(279,793)
Total non-cash items	(468,793)

Net Cash paid	$1,692,645

Net revenues	$82,945
Operating Income	$4,393
Net Income (loss) attributable to shareholders of FMC-AG & Co. KGaA	$(2,831)

Patient Service Revenue (Tables)	3 Months Ended
Mar. 31, 2012
Patient Service Revenue by Payor (Abstract)
Patient Service Revenue [Text Block]
	For the three months ended March 31,
	2012	2011

Medicare ESRD program	$923,625	$895,232
Private/alternative payors	857,306	736,124
Medicaid and other government sources	103,570	51,511
Hospitals	99,742	99,133
Total patient service revenue	$1,984,243	$1,782,000

Inventories (Tables)	3 Months Ended
Mar. 31, 2012
Inventories (Tables) [Abstract]
Inventory Disclosure Tables [Text Block]
	March 31, 2012	December 31, 2011
Finished goods	$634,623	$610,569
Raw materials and purchased components	180,514	163,030
Health care supplies	134,821	133,769
Work in process	74,039	60,128
Inventories	$1,023,997	$967,496

Long-term Debt and Capital Lease Obligations (Tables)	3 Months Ended
Mar. 31, 2012
Long Term Debt and Capital Lease Obligations (Tables) [Abstract]
Schedule of long-term debt
	March 31, 2012	December 31, 2011

Amended 2006 Senior Credit Agreement	$2,772,680	$2,795,589
Senior Notes	4,761,382	2,883,009
Euro Notes	267,120	258,780
European Investment Bank Agreements	351,602	345,764
Accounts receivable facility	201,250	534,500
Capital lease obligations	17,204	17,993
Other	318,998	248,951
	8,690,236	7,084,586
Less current maturities	(3,106,968)	(1,589,776)
	$5,583,268	$5,494,810

2006 Senior Credit Agreement Table
	Maximum Amount Available		Balance Outstanding

	March 31, 2012	December 31, 2011	March 31, 2012	December 31, 2011

Revolving Credit	$1,200,000	$1,200,000	$70,097	$58,970
Term Loan A	1,185,000	1,215,000	1,185,000	1,215,000
Term Loan B	1,517,583	1,521,619	1,517,583	1,521,619
	$3,902,583	$3,936,619	$2,772,680	$2,795,589

Short-term Borrowings, Other Finanacial Liabilties and Short-term Borrowings from Related Parties (Tables)	3 Months Ended
Mar. 31, 2012
Short Term Debt (Tables) [Abstract]
Schedule of Short-term debt
	March 31, 2012	December 31, 2011
Borrowings under lines of credit	$98,386	$91,899
Other financial liabilities	5,277	6,902
Short-term borrowings and other financial liabilities	103,663	98,801
Short-term borrowings from related parties (see Note 4.c.)	14,698	28,013
Short-term borrowings, Other financial liabilities and Short-term borrowings from related parties	$118,361	$126,814

Earning Per Share (Tables)	3 Months Ended
Mar. 31, 2012
Earnings Per Share (Tables) [Abstract]
Schedule of Earning per Share
	For the three months ended March 31,

	2012	2011
Numerators:
Net income attributable to shareholders of FMC-AG & Co. KGaA	$370,498	$220,701
less:
Dividend preference on Preference shares	26	27
Income available to all classes of shares	$370,472	$220,674

Denominators:
Weighted average number of:
Ordinary shares outstanding	300,205,126	298,292,972
Preference shares outstanding	3,966,001	3,957,435
Total weighted average shares outstanding	304,171,127	302,250,407
Potentially dilutive Ordinary shares	2,423,102	1,950,556
Potentially dilutive Preference shares	19,063	20,394
Total weighted average Ordinary shares outstanding assuming dilution	302,628,228	300,243,528
Total weighted average Preference shares outstanding assuming dilution	3,985,064	3,977,829

Basic income per Ordinary share	$1.22	$0.73
Plus preference per Preference shares	0.00	0.01
Basic income per Preference share	$1.22	$0.74

Fully diluted income per Ordinary share	$1.21	$0.73
Plus preference per Preference shares	0.00	0.00
Fully diluted income per Preference share	$1.21	$0.73

Employee Benefit Plans (Tables)	3 Months Ended
Mar. 31, 2012
Employee Benefit Plans (Tables) [Abstract]
Schedule of the components of net periodic benefit cost
	Three months ended March 31,

	2012	2011
Components of net periodic benefit cost:
Service cost	$2,692	$2,622
Interest cost	6,492	6,036
Expected return on plan assets	(3,825)	(4,275)
Amortization of unrealized losses	4,373	1,800
Net periodic benefit costs	$9,732	$6,183

Noncontrolling Interests Subject To Put Provisions (Tables)	3 Months Ended
Mar. 31, 2012
Noncontrolling Interests Subject To Put Provisions (Tables) [Abstract]
Noncontrolling Interests Subject to Put Provisions

10. Noncontrolling Interests Subject to Put Provisions

The Company has potential obligations to purchase the noncontrolling interests held by third parties in certain of its consolidated subsidiaries. These obligations are in the form of put provisions and are exercisable at the third-party owners' discretion within specified periods as outlined in each specific put provision. If these put provisions were exercised, the Company would be required to purchase all or part of third-party owners' noncontrolling interests at the appraised fair value at the time of exercise. The methodology the Company uses to estimate the fair values of the noncontrolling interest subject to put provisions assumes the greater of net book value or a multiple of earnings, based on historical earnings, development stage of the underlying business and other factors. The estimated fair values of the noncontrolling interests subject to these put provisions can also fluctuate and the implicit multiple of earnings at which these noncontrolling interest obligations may ultimately be settled could vary significantly from our current estimates depending upon market conditions.

As of March 31, 2012 and December 31, 2011 the Company's potential obligations under these put options are $501,968 and $410,491, respectively, of which, at March 31, 2012, $144,226 were exercisable. No options were exercised during the first three months of 2012.

Following is a roll forward of noncontrolling interests subject to put provisions for the three months ended March 31, 2012 and the year ended December 31, 2011:

	March 31, 2012	December 31, 2011

Beginning balance as of January 1, 2012 and 2011	$410,491	$279,709
Dividends paid	(11,390)	(43,104)
Purchase/ sale of noncontrolling interests	54,611	37,786
Contributions from noncontrolling interests	2,633	7,222
Changes in fair value of noncontrolling interests	32,230	86,233
Net income	13,184	42,857
Other comprehensive income (loss)	209	(212)
Ending balance as of March 31, 2012 and December 31, 2011	$501,968	$410,491

Financial Instrument (Tables)	3 Months Ended
Mar. 31, 2012
Financial Instruments (Tables) [Abstract]
Non-Derivative Financial Instruments
		March 31,		December 31,
		2012		2011
	Fair Value	Carrying	Fair	Carrying	Fair
	Hierarchy	Amount	Value	Amount	Value
Non-derivatives
Assets
Cash and cash equivalents	1	$580,224	$580,224	$457,292	$457,292
Accounts Receivable	2	3,231,527	3,231,527	2,909,326	2,909,326
Long-term Notes Receivable (1)	3	-	-	234,490	233,514

Liabilities
Accounts payable	2	660,066	660,066	652,649	652,649
Short-term borrowings	2	103,663	103,663	98,801	98,801
Short-term borrowings from related parties	2	14,698	14,698	28,013	28,013
Long term debt, excluding Amended 2006 Senior Credit Agreement, Euro Notes and Senior Notes	2	889,054	889,054	1,147,209	1,147,209
Amended 2006 Senior Credit Agreement	2	2,772,680	2,758,029	2,795,589	2,774,951
Senior Notes	2	4,761,382	4,993,598	2,883,009	2,989,307
Euro Notes	2	267,120	271,855	258,780	265,655
Noncontrolling interests subject to put provisions	3	501,968	501,968	410,491	410,491

(1) As of March 31, 2012, the loan to Renal Advantage Partners LLC and Liberty Dialysis, Inc. has been retired.

Derivative Financial Instruments Valuation
	March 31, 2012		December 31, 2011

	Assets(2)	Liabilities(2)	Assets(2)	Liabilities(2)
Derivatives in cash flow hedging relationships (1)
Current
Foreign exchange contracts	11,059	(11,951)	4,117	(24,908)
Interest rate contracts	-	-	-	(130,579)
Non-current
Foreign exchange contracts	147	(362)	742	(3,706)
Interest rate contracts	-	(2,623)	-	(1,076)
Total	$11,206	$(14,936)	$4,859	$(160,269)

Derivatives not designated as hedging instruments (1)
Current
Foreign exchange contracts	4,037	(28,935)	56,760	(37,242)

Non-current
Foreign exchange contracts	2,004	(1,892)	1,382	(1,459)
Total	$6,041	$(30,827)	$58,142	$(38,701)

(1) As of March 31, 2012 and December 31, 2011, the valuation of the Company's derivatives was determined using Significant Other Observable Inputs (Level 2) in accordance with the fair value hierarchy levels established in U.S. GAAP.
(2) Derivative instruments are marked to market each reporting period resulting in carrying amounts being equal to fair values at the reporting date.

Effect of Derivatives on the Consolidated Financial Statements
The Effect of Derivatives on the Consolidated Financial Statements

	Amount of Gain or (Loss) Recognized in OCI on Derivatives		Location of (Gain) or Loss Reclassified from AOCI in Income	Amount of (Gain) or Loss Reclassified from AOCI in Income
Derivatives in Cash Flow Hedging Relationships

	(Effective Portion) for the three months ended March 31,				(Effective Portion) for the three months ended March 31,
	2012	2011	(Effective Portion)	2012	2011

Interest rate contracts	$(15,797)	$10,939	Interest income/expense	$4,898	$816
Foreign exchange contracts	8,865	(10,032)	Costs of Revenue	(2,990)	2,366
Foreign exchange contracts			Interest income/expense	741	(105)

	$(6,932)	$907		$2,649	$3,077

Derivatives not Designated as Hedging Instruments		Amount of (Gain) or Loss Recognized in Income on Derivatives for the three months ended March 31,
	Location of (Gain) or Loss Recognized in Income on Derivative

		2012	2011

Foreign exchange contracts	Selling, general and administrative expense
Foreign exchange contracts		$13,759	$(21,164)
	Interest income/expense	5,229	3,734

		$18,988	$(17,430)

Business Segment Information (Tables)	3 Months Ended
Mar. 31, 2012
Business Segment Information (Tables) [Abstract]
Schedule of segment reporting information by segment
	North America	International	Segment Total	Corporate	Total
Three months ended March 31, 2012

Net revenue external customers	$2,104,584	$1,136,090	$3,240,674	$8,081	$3,248,755
Inter - segment revenue	3,452	-	3,452	(3,452)	-
Net revenue	2,108,036	1,136,090	3,244,126	4,629	3,248,755
Depreciation and amortization	(72,016)	(42,927)	(114,943)	(28,431)	(143,374)
Operating income	347,833	194,912	542,745	(39,779)	502,966
Income (loss) from equity method investees	2,982	67	3,049	2,448	5,497
Segment assets	13,974,231	5,889,591	19,863,822	2,124,166	21,987,988
thereof investments in equity method investees	254,408	381,567	635,975	1,780	637,755
Capital expenditures, acquisitions and investments(1)	1,760,581	38,886	1,799,467	27,753	1,827,220

Three months ended March 31, 2011

Net revenue external customers	$1,924,751	$1,055,233	$2,979,984	$3,867	$2,983,851
Inter - segment revenue	1,694	-	1,694	(1,694)	-
Net revenue	1,926,445	1,055,233	2,981,678	2,173	2,983,851
Depreciation and amortization	(68,227)	(40,349)	(108,576)	(27,408)	(135,984)
Operating income	312,107	171,011	483,118	(38,034)	445,084
Income (loss) from equity method investees	7,518	64	7,582	-	7,582
Segment assets	11,355,947	4,531,146	15,887,093	2,226,544	18,113,637
thereof investments in equity method investees	265,365	7,284	272,649	-	272,649
Capital expenditures, acquisitions and investments (2)	387,870	40,776	428,646	27,312	455,958

(1) North America acquisitions exclude $468,793 of non-cash acquisitions and International acquisitions exclude $652 of non-cash acquisitions for 2012.
(2) North America and International acquisitions exclude $6,000 and $848, respectively, of non-cash acquisitions for 2011.

Supplementary Cash Flow Information (Tables)	3 Months Ended
Mar. 31, 2012
Supplementary Cash Flow Information (Tables) [Abstract]
Schedule of supplemental Cash Flow information
	Three months ended March 31,
	2012	2011
Supplementary cash flow information:
Cash paid for interest	$112,364	$70,884
Cash paid for income taxes(1)	$12,875	$70,368
Cash inflow for income taxes from stock option exercises	$583	$157

Supplemental disclosures of cash flow information:
Details for acquisitions:
Assets acquired	$(2,345,375)	$(50,501)
Liabilities assumed	299,947	5,373
Noncontrolling interest subject to put provisions	53,900	-
Noncontrolling interest	130,000	-
Notes assumed in connection with acquisition	652	848
Cash paid	(1,860,876)	(44,280)
Less cash acquired	159,277	250
Net cash paid for acquisitions	$(1,701,599)	$(44,030)

(1) Net of tax refund

Supplemental Condensed Combining Information (Tables)	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011
Supplemental Condensed Combining Information (Tables) [Abstract]
Income statement information segregated by issuers and guarantors
	For the three months ended March 31, 2012
	Issuer	Guarantors
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Net revenue	$-	$-	$461,804	$-	$3,499,979	$(713,028)	$3,248,755
Cost of revenue	-	-	286,678	-	2,602,115	(709,547)	2,179,246
Gross profit	-	-	175,126	-	897,864	(3,481)	1,069,509
Operating expenses (income):
Selling, general and administrative (1)	-	(20,246)	53,688	(38,375)	505,891	37,063	538,021
Research and development	-	-	17,375	-	11,147	-	28,522
Operating (loss) income	-	20,246	104,063	38,375	380,826	(40,544)	502,966
Other (income) expense:
Investment gain	-	-	-	-	(126,685)	-	(126,685)
Interest, net	(1,706)	45,657	1,005	31,069	22,855	-	98,880
Other, net	-	(437,325)	67,879	(292,855)	-	662,301	-
Income (loss) before income taxes	1,706	411,914	35,179	300,161	484,656	(702,845)	530,771
Income tax expense (benefit)	639	41,416	29,953	2,882	142,348	(80,161)	137,077
Net Income (loss)	1,067	370,498	5,226	297,279	342,308	(622,684)	393,694
Net Income attributable to noncontrolling interests	-	-	-	-	-	23,196	23,196
Net income (loss) attributable to shareholders of FMC-AG & Co. KGaA	$1,067	$370,498	$5,226	$297,279	$342,308	$(645,880)	$370,498

(1) Selling, general and administrative is presented net of Gain on Sale of dialysis clinics and net of income from equity method investees.

	For the three months ended March 31, 2011
	Issuer	Guarantors
	FMC Finance III	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Net revenue	$-	$-	$447,378	$-	$3,196,090	$(659,617)	$2,983,851
Cost of revenue	-	-	283,204	-	2,403,465	(650,705)	2,035,964
Gross profit	-	-	164,174	-	792,625	(8,912)	947,887
Operating expenses (income):
Selling, general and administrative (1)	5	16,285	47,300	(37,398)	450,332	130	476,654
Research and development	-	-	16,417	-	9,732	-	26,149
Operating (loss) income	(5)	(16,285)	100,457	37,398	332,561	(9,042)	445,084
Other (income) expense:
Interest, net	(180)	18,359	1,668	14,624	42,985	(5,891)	71,565
Other, net	-	(290,061)	64,292	(140,042)	-	365,811	-
Income (loss) before income taxes	175	255,417	34,497	162,816	289,576	(368,962)	373,519
Income tax expense (benefit)	50	34,716	26,982	8,984	122,626	(68,954)	124,404
Net Income (loss)	125	220,701	7,515	153,832	166,949	(300,007)	249,115
Net Income attributable to noncontrolling interests	-	-	-	-	-	28,414	28,414
Net income (loss) attributable to shareholders of FMC-AG & Co. KGaA	$125	$220,701	$7,515	$153,832	$166,949	$(328,421)	$220,701

(1) Selling, general and administrative is presented net of income from equity method investees.

Balance sheet information segregated by issuers and guarantors
	At March 31, 2012
	Issuer	Guarantors			Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH
Current assets:
Cash and cash equivalents	$0	$28	$351	$-	$579,845	$-	$580,224
Trade accounts receivable, less allowance for doubtful accounts	-	-	150,135	-	2,948,946	-	3,099,081
Accounts receivable from related parties	1,252,485	3,789,324	1,189,604	2,408,915	7,558,034	(16,065,916)	132,446
Inventories	-	-	263,315	-	880,920	(120,238)	1,023,997
Prepaid expenses and other current assets	-	59,758	33,282	-	846,442	394	939,876
Deferred taxes	-	29,516	-	-	261,677	25,780	316,973
Total current assets	1,252,485	3,878,626	1,636,687	2,408,915	13,075,864	(16,159,980)	6,092,597

Property, plant and equipment, net	-	471	182,311	-	2,774,119	(112,909)	2,843,992
Intangible assets	-	240	54,520	-	686,672	-	741,432
Goodwill	-	-	55,521	-	11,237,127	-	11,292,648
Deferred taxes	-	17,009	1,378	-	108,573	(55,972)	70,988
Other assets	-	10,190,377	654,533	11,341,141	(7,029,018)	(14,210,702)	946,331
Total assets	$1,252,485	$14,086,723	$2,584,950	$13,750,056	$20,853,337	$(30,539,563)	$21,987,988

Current liabilities:
Accounts payable	$-	$1,190	$35,902	$-	$517,999	$-	$555,091
Accounts payable to related parties	-	1,487,213	1,205,327	3,245,256	10,361,652	(16,194,473)	104,975
Accrued expenses and other current liabilities	11,833	31,231	123,385	92,736	1,459,795	1,953	1,720,933
Short-term borrowings	-	156	-	-	103,507	-	103,663
Short-term borrowings from related parties	-	-	-	-	(39,135)	53,833	14,698
Current portion of long-term debt and capital lease obligations	-	305,456	-	1,587,680	1,213,832	-	3,106,968
Income tax payable	-	126,610	-	-	125,817	(3,301)	249,126
Deferred taxes	-	-	8,402	-	34,247	(12,728)	29,921
Total current liabilities	11,833	1,951,856	1,373,016	4,925,672	13,777,714	(16,154,716)	5,885,375

Long term debt and capital lease obligations, less current portion	1,176,096	519,982	-	-	7,837,473	(3,950,283)	5,583,268
Long term borrowings from related parties	-	3,250,595	205,487	408,942	(1,923,257)	(1,941,767)	-
Other liabilities	-	4,584	13,104	-	231,885	25,480	275,053
Pension liabilities	-	5,857	154,635	-	140,281	-	300,773
Income tax payable	2,655	267	-	-	56,249	117,830	177,001
Deferred taxes	-	-	-	-	649,795	(20,629)	629,166
Total liabilities	1,190,584	5,733,141	1,746,242	5,334,614	20,770,140	(21,924,085)	12,850,636

Noncontrolling interests subject to put provisions	-	-	-	-	501,968	-	501,968
Total FMC-AG & Co. KGaA shareholders' equity	61,901	8,353,582	838,708	8,415,442	(700,572)	(8,615,479)	8,353,582
Noncontrolling interests not subject to put provisions	-	-	-	-	281,802	-	281,802
Total equity	61,901	8,353,582	838,708	8,415,442	(418,770)	(8,615,479)	8,635,384
Total liabilities and equity	$1,252,485	$14,086,723	$2,584,950	$13,750,056	$20,853,337	$(30,539,563)	$21,987,988

	At December 31, 2011
	Issuer	Guarantors			Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH
Current assets:
Cash and cash equivalents	$1	$2	$144	$-	$457,145	$-	$457,292
Trade accounts receivable, less allowance for doubtful accounts	-	-	143,313	-	2,655,005	-	2,798,318
Accounts receivable from related parties	1,273,649	3,507,671	1,058,327	700,929	4,214,468	(10,644,036)	111,008
Inventories	-	-	224,601	-	857,521	(114,626)	967,496
Prepaid expenses and other current assets	-	195,428	16,973	50	834,932	(12,017)	1,035,366
Deferred taxes	-	32,466	-	-	266,164	26,909	325,539
Total current assets	1,273,650	3,735,567	1,443,358	700,979	9,285,235	(10,743,770)	5,695,019

Property, plant and equipment, net	-	356	175,798	-	2,560,913	(107,366)	2,629,701
Intangible assets	-	266	54,811	-	631,575	-	686,652
Goodwill	-	-	53,788	-	9,132,862	-	9,186,650
Deferred taxes	-	15,923	2,457	-	125,462	(55,683)	88,159
Other assets	-	8,142,771	653,871	10,995,245	(6,082,225)	(12,462,993)	1,246,669
Total assets	$1,273,650	$11,894,883	$2,384,083	$11,696,224	$15,653,822	$(23,369,812)	$19,532,850

Current liabilities:
Accounts payable	$-	$668	$26,463	$-	$514,292	$-	$541,423
Accounts payable to related parties	3,700	1,547,946	1,057,625	1,557,976	6,697,551	(10,753,572)	111,226
Accrued expenses and other current liabilities	29,771	156,119	102,410	2,132	1,406,886	6,955	1,704,273
Short-term borrowings	-	94	-	-	98,707	-	98,801
Short-term borrowings from related parties	-	-	-	-	(25,820)	53,833	28,013
Current portion of long-term debt and capital lease obligations	-	295,825	-	1,142,224	151,727	-	1,589,776
Income tax payable	2,016	128,218	-	-	32,120	-	162,354
Deferred taxes	-	-	7,292	-	28,799	(9,346)	26,745
Total current liabilities	35,487	2,128,870	1,193,790	2,702,332	8,904,262	(10,702,130)	4,262,611

Long term debt and capital lease obligations, less current portion	1,177,329	507,898	-	438,366	7,372,794	(4,001,577)	5,494,810
Long term borrowings from related parties	-	1,348,717	203,156	408,942	(399,065)	(1,561,750)	-
Other liabilities	-	2,424	12,977	183,839	11,553	25,835	236,628
Pension liabilities	-	5,163	146,555	-	138,775	-	290,493
Income tax payable	-	259	-	-	50,309	138,432	189,000
Deferred taxes	-	-	-	-	608,444	(20,644)	587,800
Total liabilities	1,212,816	3,993,331	1,556,478	3,733,479	16,687,072	(16,121,834)	11,061,342

Noncontrolling interests subject to put provisions	-	-	-	-	410,491	-	410,491
Total FMC-AG & Co. KGaA shareholders' equity	60,834	7,901,552	827,605	7,962,745	(1,603,206)	(7,247,978)	7,901,552
Noncontrolling interests not subject to put provisions	-	-	-	-	159,465	-	159,465
Total equity	60,834	7,901,552	827,605	7,962,745	(1,443,741)	(7,247,978)	8,061,017
Total liabilities and equity	$1,273,650	$11,894,883	$2,384,083	$11,696,224	$15,653,822	$(23,369,812)	$19,532,850

Statement of cash flows information segregated by issuers and guarantors
	For the three months ended March 31, 2012
	Issuer	Guarantors
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
Operating Activities:
Net income (loss)	$1,067	$370,498	$5,226	$297,279	$342,308	$(622,684)	$393,694
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity affiliate income	-	(313,741)	-	(292,855)	-	606,596	-
Depreciation and amortization	-	85	11,692	-	138,709	(7,112)	143,374
Change in deferred taxes, net	-	9,671	1,852	-	16,810	(495)	27,838
(Gain) loss on sale of fixed assets and investments	-	(33)	92	-	(8,808)	-	(8,749)
Investment (gain)	-	-	-	-	(126,685)	-	(126,685)
Compensation expense related to stock options	-	6,546	-	-	-	-	6,546
Cash outflow from hedging	-	-	-	-	(15,578)	-	(15,578)
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	-	-	(2,162)	-	(102,239)	-	(104,401)
Inventories	-	-	(30,891)	-	(871)	2,910	(28,852)
Prepaid expenses and other current and non-current assets	-	139,972	(18,058)	(35,608)	46,953	176	133,435
Accounts receivable from / payable to related parties	4,829	(244,469)	12,092	(8,660)	206,929	3,161	(26,118)
Accounts payable, accrued expenses and other current and non-current liabilities	(7,273)	3,778	31,404	658	2,327	(342)	30,552
Income tax payable	639	(5,634)	-	2,882	47,874	(27,562)	18,199
Dividend income from equity method investees	-	37,190	-	-	732	-	37,922
Net cash provided by (used in) operating activities	(738)	3,863	11,247	(36,304)	548,461	(45,352)	481,177

Investing Activities:
Purchases of property, plant and equipment	-	(153)	(10,412)	-	(122,015)	8,162	(124,418)
Proceeds from sale of property, plant and equipment	-	33	-	-	1,816	-	1,849
Disbursement of loans to related parties	-	(15,680)	46	53,715	(1,087,131)	1,049,050	-
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	-	(1,637,673)	(183)	-	(1,702,618)	1,637,672	(1,702,802)
Proceeds from divestitures	-	-	-	-	176,721	-	176,721
Net cash provided by (used in) investing activities	-	(1,653,473)	(10,549)	53,715	(2,733,227)	2,694,884	(1,648,650)

Financing Activities:
Short-term borrowings, net	-	(13,837)	(498)	50,000	(58,862)	-	(23,197)
Long-term debt and capital lease obligations, net	738	1,668,422	-	(67,411)	1,110,476	(1,049,050)	1,663,175
Increase (decrease) of accounts receivable securitization program	-	-	-	-	(333,250)	-	(333,250)
Proceeds from exercise of stock options	-	3,771	-	-	583	-	4,354
Dividends paid	-	-	-	-	-	-	-
Capital increase (decrease)	-	-	-	-	1,600,482	(1,600,482)	-
Distributions to noncontrolling interest	-	-	-	-	(32,366)	-	(32,366)
Contributions from noncontrolling interest	-	-	-	-	5,350	-	5,350
Net cash provided by (used in) financing activities	738	1,658,356	(498)	(17,411)	2,292,413	(2,649,532)	1,284,066

Effect of exchange rate changes on cash and cash equivalents	-	(8,720)	7	-	15,052	-	6,339
Cash and Cash Equivalents:
Net increase (decrease) in cash and cash equivalents	(0)	26	207	-	122,699	-	122,932
Cash and cash equivalents at beginning of period	-	2	144	-	457,146	-	457,292
Cash and cash equivalents at end of period	$(0)	$28	$351	$-	$579,845	$-	$580,224

	For the three months ended March 31, 2011
	Issuer	Guarantors			Non-Guarantor Subsidiaries
	FMC Finance III	FMC - AG & Co. KGaA	D-GmbH	FMCH		Combining Adjustment		Combined Total

Operating Activities:
Net income (loss)	$125	$220,701	$7,515	$153,832	$166,949	$(300,007)	$249,115
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity affiliate income	-	(197,375)	-	(140,042)	-	337,417	-
Depreciation and amortization	-	379	11,117	222	130,576	(6,310)	135,984
Change in deferred taxes, net	-	13,443	1,089	-	20,000	(2,105)	32,427
(Gain) loss on sale of fixed assets and investments	-	-	(4)	-	(603)	-	(607)
Compensation expense related to stock options	-	7,132	-	-	-	-	7,132
Cash outflow from hedging	-	-	-	-	(57,111)	-	(57,111)
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	-	-	2,269	-	(184,676)	-	(182,407)
Inventories	-	-	(16,340)	-	(64,895)	7,842	(73,393)
Prepaid expenses and other current and non-current assets	1	(25,605)	(16,365)	(36,830)	91,786	264	13,251
Accounts receivable from / payable to related parties	8,413	(18,879)	(11,783)	11,803	64,693	(58,877)	(4,630)
Accounts payable, accrued expenses and other current and non-current liabilities	(8,606)	(32,676)	29,564	(36)	44,264	403	32,913
Income tax payable	5	20,962	-	8,984	10,901	(18,207)	22,645
Net cash provided by (used in) operating activities	(62)	(11,918)	7,062	(2,067)	221,885	(39,581)	175,319

Investing Activities:
Purchases of property, plant and equipment	-	(91)	(3,648)	-	(120,064)	6,637	(117,166)
Proceeds from sale of property, plant and equipment	-	-	22	-	3,984	-	4,006
Disbursement of loans to related parties	-	366,568	48	(778,430)	-	411,814	-
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	-	(140)	(3,065)	-	(1,002,127)	666,540	(338,792)
Proceeds from divestitures	-	-	-	-	-	-	-
Net cash provided by (used in) investing activities	-	366,337	(6,643)	(778,430)	(1,118,207)	1,084,991	(451,952)

Financing Activities:
Short-term borrowings, net	-	24,487	(523)	(299)	(14,264)	-	9,401
Long-term debt and capital lease obligations, net	-	(296,955)	-	117,406	1,467,769	(411,814)	876,406
Increase (decrease) of accounts receivable securitization program	-	-	-	-	(510,000)	-	(510,000)
Proceeds from exercise of stock options	-	1,665	-	-	156	-	1,821
Dividends paid	-	-	-	-	12	(12)	-
Capital increase (decrease)	-	-	-	663,390	3,150	(666,540)	-
Distributions to noncontrolling interest	-	-	-	-	(25,052)	-	(25,052)
Contributions from noncontrolling interest	-	-	-	-	3,939	-	3,939
Net cash provided by (used in) financing activities	-	(270,803)	(523)	780,497	925,710	(1,078,366)	356,515

Effect of exchange rate changes on cash and cash equivalents	-	(3,479)	10	-	20,360	12	16,903
Cash and Cash Equivalents:
Net (decrease) increase in cash and cash equivalents	(62)	80,137	(94)	-	49,748	(32,944)	96,785
Cash and cash equivalents at beginning of period	123	147,177	225	-	342,401	32,944	522,870
Cash and cash equivalents at end of period	$61	$227,314	$131	$-	$392,149	$-	$619,655

Other comprehensive income statement segregated by issuers and guarantors
	For the three months ended March 31, 2012
	Issuer	Guarantors			Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH

Net Income	$1,067	$370,498	$5,226	$297,279	$342,308	$(622,684)	$393,694
Gain (loss) related to cash flow hedges	-	(22,327)	(9)	11,725	6,328	-	(4,283)
Actuarial gain (loss) on defined benefit pension plans	-	8	94	4,268	3	-	4,373
Gain (loss) related to foreign currency translation	-	(3,253)	6,346	-	121,307	(3,604)	120,796
Income tax (expense) benefit related to components of other comprehensive income	-	8,141	(24)	(6,310)	(20,788)	-	(18,981)
Other comprehensive income (loss), net of tax	-	(17,431)	6,407	9,683	106,850	(3,604)	101,905
Total comprehensive income	$1,067	$353,067	$11,633	$306,962	$449,158	$(626,288)	$495,599
Comprehensive income attributable to noncontrolling interests	-	-	-	-	-	24,037	24,037
Comprehensive income attributable to shareholders of FMC-AG & Co. KGaA	$1,067	$353,067	$11,633	$306,962	$449,158	$(650,325)	$471,562

	For the three months ended March 31, 2011
	Issuer	Guarantors			Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
	FMC Finance III	FMC - AG & Co. KGaA	D-GmbH	FMCH

Net Income	$125	$220,701	$7,515	$153,832	$166,949	$(300,007)	$249,115
Gain (loss) related to cash flow hedges	-	(575)	(30)	12,620	(8,031)	-	3,984
Actuarial gain (loss) on defined benefit pension plans	-	-	-	1,783	-	-	1,783
Gain (loss) related to foreign currency translation	-	52,263	11,770	-	59,752	(4,832)	118,953
Income tax (expense) benefit related to components of other comprehensive income	-	1,385	8	(5,650)	106	-	(4,151)
Other comprehensive income (loss), net of tax	-	53,073	11,748	8,753	51,827	(4,832)	120,569
Total comprehensive income	$125	$273,774	$19,263	$162,585	$218,776	$(304,839)	$369,684
Comprehensive income attributable to noncontrolling interests	-	-	-	-	-	28,682	28,682
Comprehensive income attributable to shareholders of FMC-AG & Co. KGaA	$125	$273,774	$19,263	$162,585	$218,776	$(333,521)	$341,002

Acquisition of Liberty Dialysis Holdings (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011
Business Acquisition [Line Items]
Trade accounts receivable	$ 3,099,081		$ 2,798,318
Prepaid expenses and other current assets	939,876		1,035,366
Goodwill	11,292,648		9,186,650
Short Term Borrowings Due To Related Parties Current Acquisitions	14,698		28,013
Income tax payable, current	249,126		162,354
Other Noncontrolling Interests	(183,900)
Investment at acquisition date	(189,000)
Operating income	502,966	445,084
Income attributable to the Company	370,498	220,701
Liberty Dialysis Holdings [Member]
Business Acquisition [Line Items]
Business Acquisition Description Of Acquired Entity	On February 28, 2012, the Company acquired 100% of the equity of Liberty Dialysis Holdings, Inc. (“LD Holdings”), the owner of Liberty Dialysis and owner of a 51% stake in Renal Advantage Partners, LLC (the “Liberty Acquisition”) and accounted for this transaction as a business combination, subject to finalization of the acquisition accounting which will be finalized when certain information arranged to be obtained has been received. LD Holdings mainly provides dialysis services in the United States through the 263 clinics it owns (the “Acquired Clinics”). As we expressly disclose in the Form 20-F (see Item 4B, “Information on the Company – Business Overview – Our Strategy and Competitive Strengths,”) it is part of our stated strategy to expand and complement our existing business through acquisitions. Generally, these acquisitions do not change our business model and are easy to integrate without disruption to our existing business, requiring little or no realignment of our structures. The Liberty Acquisition is consistent in this regard as it involves the acquisition of dialysis clinics, a business in which we are already engaged and, therefore, merely supplements our existing business. Total consideration for the Liberty Acquisition was $2,161,438, consisting of $1.692.645 cash, net of cash acquired and $468,793 non-cash consideration. Accounting standards for business combinations require previously held equity interests to be fair valued with the difference to book value to be recognized as a gain or loss in income. Prior to the Liberty Acquisition, the Company had a 49% equity investment in Renal Advantage Partners, LLC, the fair value of which, $189,000, is included as non-cash consideration. The estimated fair value has been determined based on the discounted cash flow method, utilizing an approximately 13% discount rate. In addition to the Company’s investment, it also had a loan receivable of $279,793 from Renal Advantage Partners, LLC which was retired as part of the transaction. This retirement is also considered non-cash consideration bringing the total non-cash consideration in the Liberty Acquisition to $468,793.
Other current assets	153,259
Trade accounts receivable	155,242
Prepaid expenses and other current assets	34,501
Property, Plant and Equipment	180,600
Intangible Assets, Current	90,411
Goodwill	2,032,213
Acquisition Accounts Payable	(143,313)
Short Term Borrowings Due To Related Parties Current Acquisitions	(58,079)
Income tax payable, current	(64,696)
Other Liabilities	(34,800)
Total acquisition cost	2,161,438
Long-term notes receivable	(279,793)
Total non-cash items	(468,793)
Cash paid for acquisitions, net	1,692,645
Segment revenue	82,945
Operating income	4,393
Income attributable to the Company	$ (2,831)

Patient Service Revenue (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Patient Service Revenue By Payor [Line Items]
Patient Service Revenue by Payor	$ 1,984,243	$ 1,782,000
Medicare ESRD program
Patient Service Revenue By Payor [Line Items]
Patient Service Revenue by Payor	923,625	895,232
Hospitals
Patient Service Revenue By Payor [Line Items]
Patient Service Revenue by Payor	99,742	99,133
Private
Patient Service Revenue By Payor [Line Items]
Patient Service Revenue by Payor	857,306	736,124
Medicaid and other government sources
Patient Service Revenue By Payor [Line Items]
Patient Service Revenue by Payor	$ 103,570	$ 51,511

Related Party Transactions (Details)	3 Months Ended			3 Months Ended				12 Months Ended	3 Months Ended		12 Months Ended	3 Months Ended		12 Months Ended	3 Months Ended		12 Months Ended	3 Months Ended		12 Months Ended	3 Months Ended							12 Months Ended	3 Months Ended		12 Months Ended	3 Months Ended
	Mar. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Mar. 31, 2012 Cash Pooling Agreement [Member] USD ($)	Mar. 31, 2012 Fresenius SE [Member] USD ($)	Mar. 31, 2012 Fresenius SE [Member] EUR (€)	Mar. 31, 2012 Fresenius SE [Member] Services Provided By Related Party [Member] USD ($)	Mar. 31, 2011 Fresenius SE [Member] Services Provided By Related Party [Member] USD ($)	Dec. 31, 2010 Fresenius SE [Member] Services Provided By Related Party [Member] USD ($)	Mar. 31, 2012 Fresenius SE [Member] Services Provided To Related Party [Member] USD ($)	Mar. 31, 2011 Fresenius SE [Member] Services Provided To Related Party [Member] USD ($)	Dec. 31, 2010 Fresenius SE [Member] Services Provided To Related Party [Member] USD ($)	Mar. 31, 2012 Fresenius SE [Member] Operating Lease Agreements [Member] USD ($)	Mar. 31, 2011 Fresenius SE [Member] Operating Lease Agreements [Member] USD ($)	Dec. 31, 2010 Fresenius SE [Member] Operating Lease Agreements [Member] USD ($)	Mar. 31, 2012 Fresenius SE [Member] Sales To Related Party [Member] USD ($)	Mar. 31, 2011 Fresenius SE [Member] Sales To Related Party [Member] USD ($)	Dec. 31, 2010 Fresenius SE [Member] Sales To Related Party [Member] USD ($)	Mar. 31, 2012 Fresenius SE [Member] Purchases From Related Party [Member] USD ($)	Mar. 31, 2011 Fresenius SE [Member] Purchases From Related Party [Member] USD ($)	Dec. 31, 2010 Fresenius SE [Member] Purchases From Related Party [Member] USD ($)	Mar. 31, 2012 Fresenius SE [Member] Cash Pooling Agreement [Member] EUR (€)	Mar. 31, 2012 Fresenius SE [Member] Taxes Payable [Member] USD ($)	Mar. 31, 2012 Fresenius SE [Member] Taxes Payable [Member] EUR (€)	Mar. 31, 2012 General Partner [Member] USD ($)	Mar. 31, 2012 General Partner [Member] EUR (€)	Mar. 31, 2012 General Partner [Member] Services Provided By Related Party [Member] USD ($)	Mar. 31, 2011 General Partner [Member] Services Provided By Related Party [Member] USD ($)	Dec. 31, 2010 General Partner [Member] Services Provided By Related Party [Member] USD ($)	Mar. 31, 2012 APP Inc [Member] Purchases From Related Party [Member] USD ($)	Mar. 31, 2011 APP Inc [Member] Purchases From Related Party [Member] USD ($)	Dec. 31, 2010 APP Inc [Member] Purchases From Related Party [Member] USD ($)	Mar. 31, 2012 Equity Method Investees [Member] Sales To Related Party [Member] USD ($)	Mar. 31, 2012 Fresenius SE Subsidiary [Member] USD ($)
Related Party Transactions [Line Items]
FSE ownership percentage	$ 30.30%
Amount of transaction						17,299,000	17,308,000	19,198,000	1,625,000	1,468,000	1,726,000	6,348,000	6,274,000	5,045,000	5,919,000	4,588,000	4,041,000	11,835,000	12,454,000	10,227,000						3,035,000	3,861,000	2,328,000	4,269,000	6,415,000	4,269,000	655,000
Due to related parties	$ 104,975,000	$ 111,226,000	$ 32,871,000	$ 11,085,000	€ 8,300,000																€ 24,600,000	$ 7,760,000	€ 5,747,000	$ 2,003,000	€ 1,500,000								$ 1,588,000
Interest rate				2.61%	2.61%																1.94%	6.00%	6.00%	1.34%	1.34%								6.65%
Date of repayment				Oct 31, 2011	Oct 31, 2011																Jan 3, 2011			Aug 19, 2011	Aug 19, 2011								Apr 14, 2013

Inventories (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011
Inventories (Details) [Abstract]
Raw materials and purchased components	$ 634,623	$ 610,569
Work in process	180,514	163,030
Finished goods	134,821	133,769
Health care supplies	74,039	60,128
Inventories	1,023,997	967,496
Unrecorded Unconditional Purchase Obligation [Line Items]
Unrecorded Unconditional Purchase Obligation, Due within One Year	70,771
Unrecorded Unconditional Purchase Obligation Change In Purchase Obligation	$ 242,658

Short-term Borrowings and Other Financial Liabilities and Short-term Borrowings from Related Parties (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Mar. 31, 2011	Mar. 31, 2012 Fresenius SE [Member]	Mar. 31, 2012 General Partner [Member]
Short Term Borrowings Other Financial Liabilities And Short Term Borrowings From Related Parties (Details) [Abstract]
Borrowings under lines of credit	$ 98,386	$ 91,899
Accounts receivable facility	5,277	6,902
Other financial liabilities	118,361		126,814
Related Party Transaction [Line Items]
Related Party Transaction Rate				2.61%	1.34%
Short-term borrowings and other financial liabilities	103,663	98,801
Short Term Borrowings Due To Related Parties Current Acquisitions	$ 14,698	$ 28,013

Long-term Debt and Capital Lease Obligations (Details) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended													3 Months Ended				3 Months Ended
	Mar. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Mar. 31, 2012 Long Term Debt [Member] USD ($)	Dec. 31, 2011 Long Term Debt [Member] USD ($)	Mar. 31, 2012 Amended 2006 Senior Credit Agreement [Member] USD ($)	Dec. 31, 2011 Amended 2006 Senior Credit Agreement [Member] USD ($)	Mar. 31, 2012 Term Loan A [Member] USD ($)	Dec. 31, 2011 Term Loan A [Member] USD ($)	Mar. 31, 2012 Term Loan B [Member] USD ($)	Dec. 31, 2011 Term Loan B [Member] USD ($)	Mar. 31, 2012 Revolving Credit Facility [Member] USD ($)	Dec. 31, 2011 Revolving Credit Facility [Member] USD ($)	Mar. 31, 2012 Senior Notes [Member] USD ($)	Dec. 31, 2011 Senior Notes [Member] USD ($)	Mar. 31, 2012 Senior Notes 5.25 Percent [Member]	Mar. 31, 2012 Senior Notes January 2012 [Member]	Mar. 31, 2012 Senior Notes January 2012 5 5/8% [Member] USD ($)	Mar. 31, 2012 Seniornotesjanuary 2012578 [Member] USD ($)	Mar. 31, 2012 Senior Notes Janaury 2012 Euro [Member] USD ($)	Mar. 31, 2012 Senior Notes Janaury 2012 Euro [Member] EUR (€)	Mar. 31, 2012 Euro Notes [Member] USD ($)	Dec. 31, 2011 Euro Notes [Member] USD ($)	Mar. 31, 2012 EIB Agreements [Member] USD ($)	Dec. 31, 2011 EIB Agreements [Member] USD ($)
Debt Instrument [Line Items]
Senior Credit Agreement					$ 2,772,680	$ 2,795,589
Senior Long Term Notes													4,761,382	2,883,009							267,120	258,780	351,602	345,764
Capital lease obligations	17,204	17,993
Other	318,998	248,951
Long-term debt and capital lease obligations	8,690,236	7,084,586
Less current maturities	3,106,968	1,589,776
Total long-term debt less current maturities	5,583,268	5,494,810
Maximum amount available					3,902,583	3,936,619	1,185,000	1,215,000	1,517,583	1,521,619	1,200,000	1,200,000
Balance outstanding					2,772,680	2,795,589	1,185,000	1,215,000	1,517,583	1,521,619	70,097	58,970
Line of credit outstanding which reduces available borrowings under the revolving credit facility	160,984	180,766
Senior Notes Issued January 2012 [Abstract]
Issuance date																January 26, 2012
Issuer															FMC Finance VIII S.A.	Fresenius Medical Care US Finance II, Inc.
Face amount																	800,000	700,000	328,625	250,000
Stated interest rate																	5.63%	5.88%	5.25%	5.25%
Maturity date																Jul 31, 2019			Jul 31, 2019	Jul 31, 2019
Call feature																US Finance and Finance VII may redeem the 5.625% and 5.875% Senior Notes and 5.25% Senior Notes, respectively, at any time at 100% of principal plus accrued interest and a premium calculated pursuant to the terms of the applicable indenture. The holders of the 5.625% and 5.875% Senior Notes and the 5.25% Senior Notes have a right to request that the respective issuers of the notes repurchase the applicable issue of notes at 101% of principal plus accrued interest upon the occurrence of a change of control of the Company followed by a decline in the rating of the respective notes.
Accounts receivable facility	$ 5,277	$ 6,902	$ 201,250	$ 534,500

Stock Options (Details) (EUR €)	Mar. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock no par value (in Euros)	€ 1

Earnings Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Numerators:
Income attributable to the Company	$ 370,498	$ 220,701
Less: Dividend preference on Preference shares	26	27
Income available to all classes of shares	$ 370,472	$ 220,674
Denominators:
Weighted average number of ordinary shares outstanding	300,205,126	298,292,972
Weighted average number of preference shares outstanding	3,966,001	3,957,435
Total weighted average shares outstanding	304,171,127	302,250,407
Potentially dilutive Ordinary shares	2,423,102	1,950,556
Potentially dilutive Preference shares	19,063	20,394
Total weighted average Ordinary shares outstanding assuming dilution	302,628,228	300,243,528
Total weighted average Preference shares outstanding assuming dilution	3,985,064	3,977,829
Basic income per Ordinary share	$ 1.22	$ 0.73
Plus preference per Preference shares	$ 0	$ 0.01
Basic income per Preference share	$ 1.22	$ 0.74
Fully diluted income per Ordinary share	$ 1.21	$ 0.73
Plus preference per Preference shares	$ 0	$ 0
Fully diluted income per Preference share	$ 1.21	$ 0.73

Employee Benefit Plans (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Components Of Net Periodic Benefit Cost [Abstract]
Service cost	$ 2,692	$ 2,622
Interest cost	6,492	6,036
Expected return on plan assets	(3,825)	(4,275)
Amortization of unrealized losses	4,373	1,800
Net periodic benefit costs	$ 9,732	$ 6,183

Noncontrolling Interests Subject to Put Provisions (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011
Noncontrolling Interests Subject To Put Provisions (Details) [Abstract]
Potential obligations under the put provisions	$ 501,968		$ 410,491
Temporary Equity [Line Items]
Noncontrolling interests subject to put provisions beginning balance	410,491
Dividends paid	0		280,649
Purchase (sale) of noncontrolling interests	131,156		3,789
Cash contributions from noncontrolling interests	17,380		59,066
Changes in fair value of noncontrolling interests	(32,230)		(86,233)
Net Income	393,694	249,115
Other comprehensive income (loss), net of tax	101,905	120,569
Noncontrolling interests subject to put provisions ending balance	501,968		410,491
Put provisions exercisable	144,226
Noncontrolling interests subject to put provisions [Member]
Temporary Equity [Line Items]
Noncontrolling interests subject to put provisions beginning balance	279,709
Dividends paid	(11,390)		(43,104)
Purchase (sale) of noncontrolling interests	54,611		37,786
Cash contributions from noncontrolling interests	2,633		7,222
Changes in fair value of noncontrolling interests	32,230		86,233
Net Income	13,184		42,857
Other comprehensive income (loss), net of tax	209		(212)
Noncontrolling interests subject to put provisions ending balance			$ 279,709

Commitments and Contingencies (Details) (Insurance Claims [Member], USD $) In Thousands, unless otherwise specified	Mar. 31, 2012
Insurance Claims [Member]
Loss Contingencies [Line Items]
Loss Contingency Accrual Carrying Value Current	$ 115,000

Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Mar. 31, 2011	Dec. 31, 2010
Assets:
Cash and cash equivalents	$ 580,224	$ 457,292	$ 619,655	$ 522,870
Liabilities:
Short-term borrowings	103,663	98,801
Short-term borrowings from related parties	14,698	28,013
Noncontrolling interests subject to put provisions	501,968	410,491
Notional amount of foreign currency cash flow hedge derivatives	1,278,764
Notional amount of foreign currency derivative instruments not designated as hedging instruments	2,149,440
Notional amount of interest rate derivatives	2,650,000
Reclassification from accumulated OCI into earnings, time estimate	12 months 18,586
Amount of additional interest expense expected to be reclassified into earnings	19,428
The time period estimated for the anticipated transfer of interest expense into earnings	12 months
Maximum remaining maturity of foreign currency derivatives	44
Maximum remaining maturity of interest rate cash flow hedges	55
Euro Notes [Member]
Liabilities:
Senior Long Term Notes	267,120	258,780
Senior Notes [Member]
Liabilities:
Senior Long Term Notes	4,761,382	2,883,009
Carrying Reported Amount Fair Value Disclosure [Member]
Assets:
Cash and cash equivalents	580,224	457,292
Accounts receivable	3,231,527	2,909,326
Long-term notes receivable	0	234,490
Liabilities:
Accounts Payable	660,066	652,649
Short-term borrowings	103,663	98,801
Short-term borrowings from related parties	14,698	28,013
Long term debt, excluding Amended 2006 Senior Credit Agreement, Euro Notes and Senior Notes	889,054	1,147,209
Senior Credit Agreement	2,772,680	2,795,589
Senior Long Term Notes	267,120	258,780
Noncontrolling interests subject to put provisions	501,968	410,491
Carrying Reported Amount Fair Value Disclosure [Member] | Euro Notes [Member]
Liabilities:
Senior Long Term Notes	4,761,382	2,883,009
Portion At Fair Value Fair Value Disclosure [Member]
Assets:
Cash and cash equivalents	580,224	457,292
Accounts receivable	3,231,527	2,909,326
Long-term notes receivable	0	233,514
Liabilities:
Accounts Payable	660,066	652,649
Short-term borrowings	103,663	98,801
Short-term borrowings from related parties	14,698	28,013
Long term debt, excluding Amended 2006 Senior Credit Agreement, Euro Notes and Senior Notes	889,054	1,147,209
Senior Credit Agreement	2,758,029	2,774,951
Noncontrolling interests subject to put provisions	501,968	410,491
Portion At Fair Value Fair Value Disclosure [Member] | Euro Notes [Member]
Liabilities:
Senior Long Term Notes	4,993,598	2,989,307
Portion At Fair Value Fair Value Disclosure [Member] | Senior Notes [Member]
Liabilities:
Senior Long Term Notes	$ 271,855	$ 265,655

Financial Instruments (Details 1) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011
Interest Rate Risk Management [Abstract]
Interest rate swap agreements interest rate	0.00%
Designated As Hedging Instrument [Member] | Significant Observable Inputs (Level 2)
Derivatives Fair Value [Line Items]
Assets	$ 11,206	$ 4,859
Liabilities	(14,936)	(160,269)
Nondesignated as Hedging Instrument [Member] | Significant Observable Inputs (Level 2)
Derivatives Fair Value [Line Items]
Assets	6,041	58,142
Liabilities	(30,827)	(38,701)
Foreign Exchange Contract Current [Member] | Designated As Hedging Instrument [Member] | Significant Observable Inputs (Level 2)
Derivatives Fair Value [Line Items]
Assets	11,059	4,117
Liabilities	(11,951)	(24,908)
Foreign Exchange Contract Current [Member] | Nondesignated as Hedging Instrument [Member] | Significant Observable Inputs (Level 2)
Derivatives Fair Value [Line Items]
Assets	4,037	56,760
Liabilities	(28,935)	(37,242)
Interest Rate Contract Current Dollar [Member] | Designated As Hedging Instrument [Member] | Significant Observable Inputs (Level 2)
Derivatives Fair Value [Line Items]
Assets	0	0
Liabilities	0	(130,579)
Interest Rate Contract Current Yen [Member] | Designated As Hedging Instrument [Member] | Significant Observable Inputs (Level 2)
Derivatives Fair Value [Line Items]
Assets	0	0
Liabilities	0	0
Foreign Exchange Contract Non Current [Member] | Designated As Hedging Instrument [Member] | Significant Observable Inputs (Level 2)
Derivatives Fair Value [Line Items]
Assets	147	742
Liabilities	(362)	(3,706)
Foreign Exchange Contract Non Current [Member] | Nondesignated as Hedging Instrument [Member] | Significant Observable Inputs (Level 2)
Derivatives Fair Value [Line Items]
Assets	2,004	1,382
Liabilities	(1,892)	(1,459)
Interest Rate Contract Non Current Dollar [Member] | Designated As Hedging Instrument [Member] | Significant Observable Inputs (Level 2)
Derivatives Fair Value [Line Items]
Assets	0	0
Liabilities	(2,623)	(1,076)
Interest Rate Contract Non Current Yen [Member] | Designated As Hedging Instrument [Member] | Significant Observable Inputs (Level 2)
Derivatives Fair Value [Line Items]
Assets	0	0
Liabilities	$ 0	$ 0

Financial Instruments (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Designated As Hedging Instrument [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of Gain or (Loss) Recognized in OCI on Derivatives (Effective Portion)	$ (6,932)	$ 907
Amount of (Gain) or Loss Recognized in Income on Derivatives	2,649	3,077
Designated As Hedging Instrument [Member] | Interest Rate Contract [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of Gain or (Loss) Recognized in OCI on Derivatives (Effective Portion)	(15,797)	10,939
Designated As Hedging Instrument [Member] | Foreign Exchange Contract [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of Gain or (Loss) Recognized in OCI on Derivatives (Effective Portion)	8,865	(10,032)
Nondesignated as Hedging Instrument [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of (Gain) or Loss Recognized in Income on Derivatives	18,988	(17,430)
Interest Income Expense [Member] | Designated As Hedging Instrument [Member] | Foreign Exchange Contract [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of (Gain) or Loss Recognized in Income on Derivatives	741
Interest Income Expense [Member] | Nondesignated as Hedging Instrument [Member] | Foreign Exchange Contract [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of (Gain) or Loss Recognized in Income on Derivatives	5,229	3,734
Cost Of Sale [Member] | Designated As Hedging Instrument [Member] | Foreign Exchange Contract [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of (Gain) or Loss Recognized in Income on Derivatives	(2,990)	2,366
Selling, General and Administrative Expense [Member] | Nondesignated as Hedging Instrument [Member] | Foreign Exchange Contract [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of (Gain) or Loss Recognized in Income on Derivatives	$ 13,759	$ (21,164)

Business Segment Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	$ 3,248,755	$ 2,983,851
Inter - segment revenue	0	0
Segment depreciation and amortization	(143,374)	(135,984)
Operating income	502,966	445,084
Income from equity method investees	5,497	7,582
Segment assets	21,987,988		19,532,850
thereof investment in equity method investees	637,755		692,025
Capital expenditures, acquisitions and investments	1,827,220	455,958
Segment Total [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	3,240,674	2,979,984
Inter - segment revenue	3,452	1,694
Segment revenue	3,244,126	2,981,678
Segment depreciation and amortization	(114,943)	(108,576)
Operating income	542,745	483,118
Income from equity method investees	3,049	7,582
Capital expenditures, acquisitions and investments	1,799,467	428,646
North America [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	2,104,584	1,924,751
Inter - segment revenue	3,452	1,694
Segment revenue	2,108,036	1,926,445
Segment depreciation and amortization	(72,016)	(68,227)
Operating income	347,833	312,107
Income from equity method investees	2,982	7,518
Capital expenditures, acquisitions and investments	1,760,581	387,870
Exclusion of non-cash acquisitions	6,000
International [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	1,136,090	1,055,233
Inter - segment revenue	0	0
Segment revenue	1,136,090	1,055,233
Segment depreciation and amortization	(42,927)	(40,349)
Operating income	194,912	171,011
Income from equity method investees	67	64
Capital expenditures, acquisitions and investments	38,886	40,776
Exclusion of non-cash acquisitions	1,731	8,884
Corporate [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	8,081	3,867
Inter - segment revenue	(3,452)	(1,694)
Segment revenue	4,629	2,173
Segment depreciation and amortization	(28,431)	(27,408)
Operating income	(39,779)	(38,034)
Income from equity method investees	2,448	0
Capital expenditures, acquisitions and investments	27,753	27,312
Exclusion of non-cash acquisitions		$ 2,125

Supplementary Cash Flow Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Supplementary cash flow information:
Cash paid for interest	$ 112,364	$ 70,884
Cash paid for income taxes, net of tax refund	12,875	70,368
Cash inflow for income taxes from stock option exercises	583	157
Supplemental disclosures of cash flow information, details for acquisitions:
Assets acquired	(2,345,375)	(50,501)
Liabilities assumed	299,947	5,373
Noncontrolling interest	53,900	0
Notes assumed in connection with acquisition	130,000	0
Cash paid	(652)	(848)
Less cash acquired	(1,860,876)	(44,280)
Net Cash paid for acquisition	$ (1,701,599)	$ (44,030)

Supplemental Condensed Combining Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Income
Net revenue	$ 3,248,755	$ 2,983,851
Cost of revenues	2,179,246	2,035,964
Gross profit	1,069,509	947,887
Selling, general and administrative	538,021	476,654
Research and development	28,522	26,149
Operating income	502,966	445,084
Other (income) expense:
Interest, net	98,880	71,565
Gain on the sale of dialysis clinics	(9,314)
Other, net	0	0
Income before income taxes	530,771	373,519
Income tax expense	137,077	124,404
Net Income	393,694	249,115
(Loss) gain related to cash flow hedges	(4,283)	3,984
Actuarial gains (losses) on defined benefit pension plans	4,373	1,783
(Loss) gain related to foreign currency translation	120,796	118,953
Income tax (expense) benefit related to components of other comprehensive income	(18,981)	(4,151)
Less: Net income attributable to noncontrolling interests	23,196	28,414
Income attributable to the Company	370,498	220,701
Current assets:
Cash and cash equivalents	580,224	619,655	457,292	522,870
Trade accounts receivable less allowance for doubtful accounts of $316,384 in 2012 and $299,751 in 2011	3,099,081		2,798,318
Accounts receivable from related parties	132,446		111,008
Inventories	1,023,997		967,496
Prepaid expenses and other current assets	939,876		1,035,366
Deferred tax asset, current	316,973		325,539
Total current assets	6,092,597		5,695,019
Property, plant and equipment, net	2,843,992		2,629,701
Intangible assets	741,432		686,652
Goodwill	11,292,648		9,186,650
Deferred tax asset, non-current	70,988		88,159
Total assets	21,987,988		19,532,850
Current liabilities:
Accounts payable	555,091		541,423
Accounts payable to related parties	104,975		111,226
Accrued expenses and other current liabilities	1,720,933		1,704,273
Short-term borrowings and other financial liabilities	103,663		98,801
Short Term Borrowings Due To Related Parties Current Acquisitions	14,698		28,013
Current portion of long-term debt and capital lease obligations	3,106,968		1,589,776
Income tax payable, current	249,126		162,354
Deferred tax liability, current	29,921		26,745
Total current liabilities	5,885,375		4,262,611
Total long-term debt less current maturities	5,583,268		5,494,810
Other liabilities	275,053		236,628
Pension liabilities	300,773		290,493
Income tax payable, non-current	177,001		189,000
Deferred tax liability, non-current	629,166		587,800
Total liabilities	12,850,636		11,061,342
Noncontrolling interests subject to put provisions	501,968		410,491
Company shareholders' equity	8,353,582		7,901,552
Noncontrolling interests not subject to put provisions	281,802		159,465
Total equity	8,635,384		8,061,017	7,523,911
Total liabilities and equity	21,987,988		19,532,850
Consolidated Statements of Comprehensive Income
Net Income	393,694	249,115
(Loss) gain related to cash flow hedges	(4,283)	3,984
Actuarial gains (losses) on defined benefit pension plans	4,373	1,783
(Loss) gain related to foreign currency translation	120,796	118,953
Income tax (expense) benefit related to components of other comprehensive income	(18,981)	(4,151)
Other comprehensive income (loss), net of tax	101,905	120,569
Total comprehensive income	495,599	369,684
Comprehensive income attributable to noncontrolling interests	(24,037)	(28,682)
Comprehensive income attributable to the Company	471,562	341,002
D GmbH [Member]
Current liabilities:
Total current liabilities			1,193,790
Issuers [Member] | FMC Finance III [Member]
Consolidated Statements of Income
Selling, general and administrative		5
Operating income		(5)
Other (income) expense:
Interest, net		(180)
Income before income taxes		175
Income tax expense		50
Net Income		125
Income attributable to the Company		125
Current assets:
Cash and cash equivalents		61
Consolidated Statements of Comprehensive Income
Net Income		125
Issuers [Member] | FMC US Finance [Member]
Consolidated Statements of Income
Selling, general and administrative	0
Operating income	0
Other (income) expense:
Interest, net	(1,706)
Income before income taxes	1,706
Income tax expense	639
Net Income	1,067	125
Income attributable to the Company	1,067
Current assets:
Cash and cash equivalents	0		1
Accounts receivable from related parties	1,252,485		1,273,649
Total current assets	1,252,485		1,273,650
Other assets	0
Total assets	1,252,485		1,273,650
Current liabilities:
Accounts payable to related parties	0		3,700
Accrued expenses and other current liabilities	11,833		29,771
Income tax payable, current	0		2,016
Total current liabilities	11,833		35,487
Total long-term debt less current maturities	1,176,096		1,177,329
Total liabilities	1,190,584		1,212,816
Company shareholders' equity	61,901		60,834
Total equity	61,901		60,834
Total liabilities and equity	1,252,485		1,273,650
Consolidated Statements of Comprehensive Income
Net Income	1,067	125
Total comprehensive income	1,067
Comprehensive income attributable to the Company	1,067	125
Guarantors [Member] | FMC Finance III [Member]
Consolidated Statements of Comprehensive Income
Total comprehensive income		125
Guarantors [Member] | Total FMC-AG and Co. KGaA [Member]
Consolidated Statements of Income
Selling, general and administrative	(20,246)	16,285
Operating income	20,246	(16,285)
Other (income) expense:
Interest, net	45,657	18,359
Other, net	(437,325)	(290,061)
Income before income taxes	411,914	255,417
Income tax expense	41,416	34,716
Net Income	370,498	220,701
(Loss) gain related to cash flow hedges	(22,327)	(575)
Actuarial gains (losses) on defined benefit pension plans	8
(Loss) gain related to foreign currency translation	(3,253)	52,263
Income tax (expense) benefit related to components of other comprehensive income	8,141	1,385
Income attributable to the Company	370,498	220,701
Current assets:
Cash and cash equivalents	28	227,314	2
Accounts receivable from related parties	3,789,324		3,507,671
Prepaid expenses and other current assets	59,758		195,428
Deferred tax asset, current	29,516		32,466
Total current assets	3,878,626		3,735,567
Property, plant and equipment, net	471		356
Intangible assets	240		266
Deferred tax asset, non-current	17,009		15,923
Other assets	10,190,377		8,142,771
Total assets	14,086,723		11,894,883
Current liabilities:
Accounts payable	1,190		668
Accounts payable to related parties	1,487,213		1,547,946
Accrued expenses and other current liabilities	31,231		156,119
Short-term borrowings and other financial liabilities	156		94
Current portion of long-term debt and capital lease obligations	305,456		295,825
Income tax payable, current	126,610		128,218
Total current liabilities	1,951,856		2,128,870
Total long-term debt less current maturities	519,982		507,898
Long term borrowings from related parties	3,250,595		1,348,717
Other liabilities	4,584		2,424
Pension liabilities	5,857		5,163
Income tax payable, non-current	267		259
Total liabilities	5,733,141		3,993,331
Company shareholders' equity	8,353,582		7,901,552
Total equity	8,353,582		7,901,552
Total liabilities and equity	14,086,723		11,894,883
Consolidated Statements of Comprehensive Income
Net Income	370,498	220,701
(Loss) gain related to cash flow hedges	(22,327)	(575)
Actuarial gains (losses) on defined benefit pension plans	8
(Loss) gain related to foreign currency translation	(3,253)	52,263
Income tax (expense) benefit related to components of other comprehensive income	8,141	1,385
Other comprehensive income (loss), net of tax	(17,431)	53,073
Total comprehensive income	353,067	273,774
Comprehensive income attributable to the Company	353,067	273,774
Guarantors [Member] | D GmbH [Member]
Consolidated Statements of Income
Net revenue	461,804	447,378
Cost of revenues	286,678	283,204
Gross profit	175,126	164,174
Selling, general and administrative	53,688	47,300
Research and development	17,375	16,417
Operating income	104,063	100,457
Other (income) expense:
Interest, net	1,005	1,668
Other, net	67,879	64,292
Income before income taxes	35,179	34,497
Income tax expense	29,953	26,982
Net Income	5,226	7,515
(Loss) gain related to cash flow hedges	(9)	(30)
Actuarial gains (losses) on defined benefit pension plans	94
(Loss) gain related to foreign currency translation	6,346	11,770
Income tax (expense) benefit related to components of other comprehensive income	(24)	8
Income attributable to the Company	5,226	7,515
Current assets:
Cash and cash equivalents	351	131	144
Trade accounts receivable less allowance for doubtful accounts of $316,384 in 2012 and $299,751 in 2011	150,135		143,313
Accounts receivable from related parties	1,189,604		1,058,327
Inventories	263,315		224,601
Prepaid expenses and other current assets	33,282		16,973
Total current assets	1,636,687		1,443,358
Property, plant and equipment, net	182,311		175,798
Intangible assets	54,520		54,811
Goodwill	55,521		53,788
Deferred tax asset, non-current	1,378		2,457
Other assets	654,533		653,871
Total assets	2,584,950		2,384,083
Current liabilities:
Accounts payable	35,902		26,463
Accounts payable to related parties	1,205,327		1,057,625
Accrued expenses and other current liabilities	123,385		102,410
Deferred tax liability, current	8,402		7,292
Total current liabilities	1,373,016
Long term borrowings from related parties	205,487		203,156
Other liabilities	13,104		12,977
Pension liabilities	154,635		146,555
Total liabilities	1,746,242		1,556,478
Company shareholders' equity	838,708		827,605
Total equity	838,708		827,605
Total liabilities and equity	2,584,950		2,384,083
Consolidated Statements of Comprehensive Income
Net Income	5,226	7,515
(Loss) gain related to cash flow hedges	(9)	(30)
Actuarial gains (losses) on defined benefit pension plans	94
(Loss) gain related to foreign currency translation	6,346	11,770
Income tax (expense) benefit related to components of other comprehensive income	(24)	8
Other comprehensive income (loss), net of tax	6,407	11,748
Total comprehensive income	11,633	19,263
Comprehensive income attributable to the Company	11,633	19,263
Guarantors [Member] | FMCH [Member]
Consolidated Statements of Income
Selling, general and administrative	(38,375)	(37,398)
Operating income	38,375	37,398
Other (income) expense:
Interest, net	31,069	14,624
Other, net	(292,855)	(140,042)
Income before income taxes	300,161	162,816
Income tax expense	2,882	8,984
Net Income	297,279	153,832
(Loss) gain related to cash flow hedges	11,725	12,620
Actuarial gains (losses) on defined benefit pension plans	4,268	1,783
Income tax (expense) benefit related to components of other comprehensive income	(6,310)	(5,650)
Income attributable to the Company	297,279	153,832
Current assets:
Accounts receivable from related parties	2,408,915		700,929
Prepaid expenses and other current assets	0		50
Total current assets	2,408,915		700,979
Other assets	11,341,141		10,995,245
Total assets	13,750,056		11,696,224
Current liabilities:
Accounts payable to related parties	3,245,256		1,557,976
Accrued expenses and other current liabilities	92,736		2,132
Current portion of long-term debt and capital lease obligations	1,587,680		1,142,224
Total current liabilities	4,925,672		2,702,332
Total long-term debt less current maturities	0		438,366
Long term borrowings from related parties	408,942		408,942
Other liabilities	0		183,839
Total liabilities	5,334,614		3,733,479
Company shareholders' equity	8,415,442		7,962,745
Total equity	8,415,442		7,962,745
Total liabilities and equity	13,750,056		11,696,224
Consolidated Statements of Comprehensive Income
Net Income	297,279	153,832
(Loss) gain related to cash flow hedges	11,725	12,620
Actuarial gains (losses) on defined benefit pension plans	4,268	1,783
Income tax (expense) benefit related to components of other comprehensive income	(6,310)	(5,650)
Other comprehensive income (loss), net of tax	9,683	8,753
Total comprehensive income	306,962	162,585
Comprehensive income attributable to the Company	306,962	162,585
Non Guarantor Subsidiaries [Member]
Consolidated Statements of Income
Net revenue	3,499,979	3,196,090
Cost of revenues	2,602,115	2,403,465
Gross profit	897,864	792,625
Selling, general and administrative	505,891	450,332
Research and development	11,147	9,732
Operating income	380,826	332,561
Other (income) expense:
Interest, net	22,855	42,985
Other, net	0
Income before income taxes	484,656	289,576
Income tax expense	142,348	122,626
Net Income	342,308	166,949
(Loss) gain related to cash flow hedges	6,328	(8,031)
Actuarial gains (losses) on defined benefit pension plans	3
(Loss) gain related to foreign currency translation	121,307	59,752
Income tax (expense) benefit related to components of other comprehensive income	(20,788)	106
Income attributable to the Company	342,308	166,949
Current assets:
Cash and cash equivalents	579,845	392,149	457,145
Trade accounts receivable less allowance for doubtful accounts of $316,384 in 2012 and $299,751 in 2011	2,948,946		2,655,005
Accounts receivable from related parties	7,558,034		4,214,468
Inventories	880,920		857,521
Prepaid expenses and other current assets	846,442		834,932
Deferred tax asset, current	261,677		266,164
Total current assets	13,075,864		9,285,235
Property, plant and equipment, net	2,774,119		2,560,913
Intangible assets	686,672		631,575
Goodwill	11,237,127		9,132,862
Deferred tax asset, non-current	108,573		125,462
Other assets	(7,029,018)		(6,082,225)
Total assets	20,853,337		15,653,822
Current liabilities:
Accounts payable	517,999		514,292
Accounts payable to related parties	10,361,652		6,697,551
Accrued expenses and other current liabilities	1,459,795		1,406,886
Short-term borrowings and other financial liabilities	103,507		98,707
Short Term Borrowings Due To Related Parties Current Acquisitions	(39,135)		(25,820)
Current portion of long-term debt and capital lease obligations	1,213,832		151,727
Income tax payable, current	125,817		32,120
Deferred tax liability, current	34,247		28,799
Total current liabilities	13,777,714		8,904,262
Total long-term debt less current maturities	7,837,473		7,372,794
Long term borrowings from related parties	(1,923,257)		(399,065)
Other liabilities	231,885		11,553
Pension liabilities	140,281		138,775
Income tax payable, non-current	56,249		50,309
Deferred tax liability, non-current	649,795		608,444
Total liabilities	20,770,140		16,687,072
Noncontrolling interests subject to put provisions	501,968
Company shareholders' equity	(700,572)		(1,603,206)
Noncontrolling interests not subject to put provisions	281,802
Total equity	(418,770)		(1,443,741)
Total liabilities and equity	20,853,337		15,653,822
Consolidated Statements of Comprehensive Income
Net Income	342,308	166,949
(Loss) gain related to cash flow hedges	6,328	(8,031)
Actuarial gains (losses) on defined benefit pension plans	3
(Loss) gain related to foreign currency translation	121,307	59,752
Income tax (expense) benefit related to components of other comprehensive income	(20,788)	106
Other comprehensive income (loss), net of tax	106,850	51,827
Total comprehensive income	449,158	218,776
Comprehensive income attributable to the Company	449,158	218,776
Combining Adjustment [Member]
Consolidated Statements of Income
Net revenue	(713,028)	(659,617)
Cost of revenues	(709,547)	(650,705)
Gross profit	(3,481)	(8,912)
Selling, general and administrative	37,063	130
Operating income	(40,544)	(9,042)
Other (income) expense:
Interest, net	0	(5,891)
Other, net	662,301	365,811
Income before income taxes	(702,845)	(368,962)
Income tax expense	(80,161)	(68,954)
Net Income	(622,684)	(300,007)
(Loss) gain related to foreign currency translation	(3,604)	(4,832)
Less: Net income attributable to noncontrolling interests	23,196	28,414
Income attributable to the Company	(645,880)	(328,421)
Current assets:
Cash and cash equivalents		0
Accounts receivable from related parties	(16,065,916)		(10,644,036)
Inventories	(120,238)		(114,626)
Prepaid expenses and other current assets	394		(12,017)
Deferred tax asset, current	25,780		26,909
Total current assets	(16,159,980)		(10,743,770)
Property, plant and equipment, net	(112,909)		(107,366)
Deferred tax asset, non-current	(55,972)		(55,683)
Other assets	(14,210,702)		(12,462,993)
Total assets	(30,539,563)		(23,369,812)
Current liabilities:
Accounts payable to related parties	(16,194,473)		(10,753,572)
Accrued expenses and other current liabilities	1,953		6,955
Short Term Borrowings Due To Related Parties Current Acquisitions	53,833		53,833
Income tax payable, current	(3,301)
Deferred tax liability, current	(12,728)		(9,346)
Total current liabilities	(16,154,716)		(10,702,130)
Total long-term debt less current maturities	(3,950,283)		(4,001,577)
Long term borrowings from related parties	(1,941,767)		(1,561,750)
Other liabilities	25,480		25,835
Income tax payable, non-current	117,830		138,432
Deferred tax liability, non-current	(20,629)		(20,644)
Total liabilities	(21,924,085)		(16,121,834)
Company shareholders' equity	(8,615,479)		(7,247,978)
Total equity	(8,615,479)		(7,247,978)
Total liabilities and equity	(30,539,563)		(23,369,812)
Consolidated Statements of Comprehensive Income
Net Income	(622,684)	(300,007)
(Loss) gain related to foreign currency translation	(3,604)	(4,832)
Other comprehensive income (loss), net of tax	(3,604)	(4,832)
Total comprehensive income	(626,288)	(304,839)
Comprehensive income attributable to noncontrolling interests	(24,037)	(28,682)
Comprehensive income attributable to the Company	$ (650,325)	$ (333,521)

Supplemental Condensed Combining Information (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2010
Operating Activities:
Net Income	$ 393,694	$ 249,115
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	143,374	135,984
Change in deferred taxes, net	27,838	32,427
(Gain) loss on sale of fixed assets and investments	(8,749)	(607)
Stock Option Compensation Expense	6,546	7,132
Cash outflow from hedging	(15,578)	(57,111)
Investment gain	126,685	0
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	(104,401)	(182,407)
Inventories, net	(28,852)	(73,393)
Prepaid expenses, other current and non-current assets	133,435	13,251
Accounts receivable from/payable to related parties	(26,118)	(4,630)
Accounts payable, accrued expenses and other current and non-current liabilities	30,552	32,913
Income tax payable	18,199	22,645
Dividend income from equity method investees	37,922	0
Net cash provided by (used in) operating activities	481,177	175,319
Investing Activities:
Purchases of property, plant and equipment	(124,418)	(117,166)
Proceeds from sale of property, plant and equipment	1,849	4,006
Disbursements of loans to related parties	0	0
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	(1,702,802)	(338,792)
Proceeds from divestitures	176,721	0
Net cash (used in) provided by investing activities	(1,648,650)	(451,952)
Financing Activities:
Short-term borrowings, net	(23,197)	9,401
Long-term debt and capital lease obligations, net	1,663,175	876,406
Increase (decrease) of accounts receivable securitization program	(333,250)	(510,000)
Proceeds from exercise of stock options	4,354	1,821
Capital (decrease) increase	0	0
Distributions to noncontrolling interests	(32,366)	(25,052)
Contributions from noncontrolling interests	5,350	3,939
Net cash (used in) provided by financing activities	1,284,066	356,515
Effect of exchange rate changes on cash and cash equivalents	6,339	16,903
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents	122,932	96,785
Cash and cash equivalents at beginning of period	457,292	522,870
Cash and cash equivalents at end of period	580,224	619,655
Issuers [Member] | FMC Finance III [Member]
Operating Activities:
Net Income		125
Changes in assets and liabilities, net of amounts from businesses acquired:
Prepaid expenses, other current and non-current assets		1
Accounts receivable from/payable to related parties		8,413
Accounts payable, accrued expenses and other current and non-current liabilities		(8,606)
Income tax payable		5
Net cash provided by (used in) operating activities		(62)
Financing Activities:
Payment of dividends [N]		0
Net cash (used in) provided by financing activities		0
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents		(62)	123
Cash and cash equivalents at end of period		61
Issuers [Member] | FMC US Finance [Member]
Operating Activities:
Net Income	1,067	125
Changes in assets and liabilities, net of amounts from businesses acquired:
Prepaid expenses, other current and non-current assets	0
Accounts receivable from/payable to related parties	4,829
Accounts payable, accrued expenses and other current and non-current liabilities	(7,273)
Income tax payable	639
Net cash provided by (used in) operating activities	(738)
Financing Activities:
Long-term debt and capital lease obligations, net	738
Capital (decrease) increase	0
Net cash (used in) provided by financing activities	738
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents	0
Cash and cash equivalents at beginning of period	1
Cash and cash equivalents at end of period	0
Guarantors [Member] | Total FMC-AG and Co. KGaA [Member]
Operating Activities:
Net Income	370,498	220,701
Adjustments to reconcile net income to net cash provided by operating activities:
Income Loss From Equity Method Investments Net Of Dividends Or Distributions	(313,741)	(197,375)
Depreciation and amortization	85	379
Change in deferred taxes, net	9,671	13,443
(Gain) loss on sale of fixed assets and investments		0
Stock Option Compensation Expense	(6,546)	7,132
Investment gain	0
Changes in assets and liabilities, net of amounts from businesses acquired:
Prepaid expenses, other current and non-current assets	139,972	(25,605)
Accounts receivable from/payable to related parties	(244,469)	(18,879)
Accounts payable, accrued expenses and other current and non-current liabilities	3,778	(32,676)
Income tax payable	(5,634)	20,962
Net cash provided by (used in) operating activities	3,863	(11,918)
Investing Activities:
Purchases of property, plant and equipment	(153)	(91)
Proceeds from sale of property, plant and equipment		0
Disbursements of loans to related parties	(15,680)	366,568
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	(1,637,673)	(140)
Net cash (used in) provided by investing activities	(1,653,473)	366,337
Financing Activities:
Short-term borrowings, net	(13,837)	24,487
Long-term debt and capital lease obligations, net	1,668,422	(296,955)
Proceeds from exercise of stock options	3,771	1,665
Payment of dividends [N]	0	0
Net cash (used in) provided by financing activities	1,658,356	(270,803)
Effect of exchange rate changes on cash and cash equivalents	(8,720)	(3,479)
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents	26	80,137	147,177
Cash and cash equivalents at beginning of period	2
Cash and cash equivalents at end of period	28	227,314
Guarantors [Member] | D GmbH [Member]
Operating Activities:
Net Income	5,226	7,515
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	11,692	11,117
Change in deferred taxes, net	1,852	1,089
(Gain) loss on sale of fixed assets and investments	92	(4)
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	(2,162)	2,269
Inventories, net	(30,891)	(16,340)
Prepaid expenses, other current and non-current assets	(18,058)	(16,365)
Accounts receivable from/payable to related parties	12,092	(11,783)
Accounts payable, accrued expenses and other current and non-current liabilities	31,404	29,564
Net cash provided by (used in) operating activities	11,247	7,062
Investing Activities:
Purchases of property, plant and equipment	(10,412)	(3,648)
Proceeds from sale of property, plant and equipment	0	22
Disbursements of loans to related parties	46	48
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	(183)	(3,065)
Net cash (used in) provided by investing activities	(10,549)	(6,643)
Financing Activities:
Short-term borrowings, net	(498)	(523)
Net cash (used in) provided by financing activities	(498)	(523)
Effect of exchange rate changes on cash and cash equivalents	7	10
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents	207	(94)	225
Cash and cash equivalents at beginning of period	144
Cash and cash equivalents at end of period	351	131
Guarantors [Member] | FMCH [Member]
Operating Activities:
Net Income	297,279	153,832
Adjustments to reconcile net income to net cash provided by operating activities:
Income Loss From Equity Method Investments Net Of Dividends Or Distributions	(292,855)	(140,042)
Depreciation and amortization	0	222
Changes in assets and liabilities, net of amounts from businesses acquired:
Prepaid expenses, other current and non-current assets	(35,608)	(36,830)
Accounts receivable from/payable to related parties	(8,660)	11,803
Accounts payable, accrued expenses and other current and non-current liabilities	658	(36)
Income tax payable	2,882	8,984
Net cash provided by (used in) operating activities	(36,304)	(2,067)
Investing Activities:
Disbursements of loans to related parties	53,715	(778,430)
Net cash (used in) provided by investing activities	53,715	(778,430)
Financing Activities:
Short-term borrowings, net	50,000
Long-term debt and capital lease obligations, net	(67,411)	117,406
Capital (decrease) increase	0
Net cash (used in) provided by financing activities	(17,411)	780,497
Non Guarantor Subsidiaries [Member]
Operating Activities:
Net Income	342,308	166,949
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	138,709	130,576
Change in deferred taxes, net	16,810	20,000
(Gain) loss on sale of fixed assets and investments	(8,808)	(603)
Stock Option Compensation Expense	0
Cash outflow from hedging	15,578
Investment gain	126,685
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	(102,239)	(184,676)
Inventories, net	(871)	(64,895)
Prepaid expenses, other current and non-current assets	46,953	91,786
Accounts receivable from/payable to related parties	206,929	64,693
Accounts payable, accrued expenses and other current and non-current liabilities	2,327	44,264
Income tax payable	47,874	10,901
Net cash provided by (used in) operating activities	548,461	221,885
Investing Activities:
Purchases of property, plant and equipment	(122,015)	(120,064)
Proceeds from sale of property, plant and equipment	1,816	3,984
Disbursements of loans to related parties		0
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	(1,702,618)	(1,002,127)
Proceeds from divestitures		0
Net cash (used in) provided by investing activities	(2,733,227)	(1,118,207)
Financing Activities:
Short-term borrowings, net	(58,862)	(14,264)
Long-term debt and capital lease obligations, net	1,110,476	1,467,769
Increase (decrease) of accounts receivable securitization program	(333,250)	(510,000)
Proceeds from exercise of stock options	583	156
Payment of dividends [N]	0	12
Capital (decrease) increase	1,600,482	3,150
Distributions to noncontrolling interests	(32,366)	(25,052)
Contributions from noncontrolling interests	5,350	3,939
Net cash (used in) provided by financing activities	2,292,413	925,710
Effect of exchange rate changes on cash and cash equivalents	15,052	20,360
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents	122,699	49,748	342,401
Cash and cash equivalents at beginning of period	457,145
Cash and cash equivalents at end of period	579,845	392,149
Combining Adjustment [Member]
Operating Activities:
Net Income	(622,684)	(300,007)
Adjustments to reconcile net income to net cash provided by operating activities:
Income Loss From Equity Method Investments Net Of Dividends Or Distributions	606,596	337,417
Depreciation and amortization	(7,112)	(6,310)
Change in deferred taxes, net	(495)	(2,105)
Changes in assets and liabilities, net of amounts from businesses acquired:
Inventories, net	2,910	7,842
Prepaid expenses, other current and non-current assets	176	264
Accounts receivable from/payable to related parties	3,161	(58,877)
Accounts payable, accrued expenses and other current and non-current liabilities	(342)	403
Income tax payable	(27,562)	(18,207)
Net cash provided by (used in) operating activities	(45,352)	(39,581)
Investing Activities:
Purchases of property, plant and equipment	8,162	6,637
Disbursements of loans to related parties	1,049,050	411,814
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	1,637,672	666,540
Net cash (used in) provided by investing activities	2,694,884	1,084,991
Financing Activities:
Long-term debt and capital lease obligations, net	(1,049,050)	(411,814)
Payment of dividends [N]	0	(12)
Capital (decrease) increase	(1,600,482)	(666,540)
Net cash (used in) provided by financing activities	(2,649,532)	(1,078,366)
Effect of exchange rate changes on cash and cash equivalents	0	12
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents		(32,944)	32,944
Cash and cash equivalents at end of period		$ 0

Acquisitions and Investments (Details) (Liberty Dialysis Holdings Inc [Member], USD $) In Thousands, unless otherwise specified	3 Months Ended
Mar. 31, 2012
Liberty Dialysis Holdings Inc [Member]
Business Acquisition [Line Items]
Name of acquired entity	Liberty Dialysis Holdings, Inc.
Description of acquired entity	Upon completion, the acquired operations would add approximately 260 outpatient dialysis clinics to the Company's network in the U.S. and approximately $1,000,000 in annual revenue.
Long-term notes receivable	$ 294,000